UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2018

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

Foresters Financial | First Investors Funds

## Life Series Funds

- Balanced Income
- Covered Call Strategy
- Equity Income
- Fund For Income
- Government
- Government Cash Management
- Growth & Income
- International
- Investment Grade
- Limited Duration Bond
- Opportunity
- Real Estate
- Select Growth
- Special Situations
- Total Return

**Semi-Annual Report** **June 30, 2018**

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Government Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results. There is no guarantee that a Fund’s investment objective will be achieved.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio managers’ expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. To the extent a subaccount uses derivatives, it will have risks associated with such use. You should consult the Funds’ prospectus for a precise explanation of the risks associated with your subaccounts.

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2018, and held for the entire six-month period ended June 30, 2018. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1

Fund Expenses (unaudited)
BALANCED INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$964.67	$8.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.61	$8.25

*	Expenses are equal to the annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

2

Portfolio of Investments
BALANCED INCOME FUND
June 30, 2018

Principal
Amount	Security	Value
	CORPORATE BONDS—41.1%
	Automotive—1.4%
$ 100M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	$ 95,287
	Chemicals—1.4%
100M	Dow Chemical Co., 3.5%, 10/1/2024	97,527
	Energy—7.4%
50M	BP Capital Markets, PLC, 3.216%, 11/28/2023	49,077
100M	Enterprise Products Operating, 7.55%, 4/15/2038	131,221
100M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	96,602
100M	Magellan Midstream Partners, LP, 5%, 3/1/2026	105,479
100M	Valero Energy Corp., 6.625%, 6/15/2037	119,918
		502,297
	Financial Services—5.9%
100M	American International Group, Inc., 3.75%, 7/10/2025	96,740
100M	Brookfield Finance, Inc., 4%, 4/1/2024	99,057
100M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	103,782
100M	Travelers Cos., Inc., 4.05%, 3/7/2048	97,153
		396,732
	Financials—7.7%
100M	Citigroup, Inc., 4.3%, 11/20/2026	97,749
50M	Deutsche Bank AG of New York, 3.7%, 5/30/2024	46,475
50M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	49,723
100M	JPMorgan Chase & Co., 6.4%, 5/15/2038	122,857
100M	Morgan Stanley, 4%, 7/23/2025	99,787
100M	Wells Fargo & Co., 5.606%, 1/15/2044	107,810
		524,401
	Food/Beverage/Tobacco—1.4%
100M	Dr. Pepper Snapple Group, Inc., 3.43%, 6/15/2027	92,568
	Forest Products/Containers—.7%
50M	Packaging Corp. of America, 3.4%, 12/15/2027	47,252

3

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2018

Principal
Amount
or Shares	Security	Value
	Information Technology—3.2%
$ 100M	Corning, Inc., 7.25%, 8/15/2036	$ 118,836
100M	Microsoft Corp., 3.45%, 8/8/2036	95,928
		214,764
	Real Estate—4.3%
100M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	96,250
50M	Essex Portfolio, LP, 3.875%, 5/1/2024	49,701
50M	Vornado Realty, LP, 3.5%, 1/15/2025	47,931
100M	Welltower, Inc., 4%, 6/1/2025	98,220
		292,102
	Retail-General Merchandise—.8%
50M	Amazon.com, Inc., 4.8%, 12/5/2034	54,937
	Telecommunications—1.4%
100M	Verizon Communications, Inc., 4.272%, 1/15/2036	92,527
	Transportation—3.0%
100M	Cummins, Inc., 4.875%, 10/1/2043	108,510
100M	Southwest Airlines Co., 3%, 11/15/2026	92,902
		201,412
	Utilities—2.5%
100M	Commonwealth Edison Co., 5.9%, 3/15/2036	121,662
50M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	50,483
		172,145
Total Value of Corporate Bonds (cost $2,924,757)		2,783,951
	COMMON STOCKS—37.4%
	Consumer Discretionary—2.3%
600	Acushnet Holdings Corp.	14,676
50	CBS Corp. – Class “B”	2,811
1,100	DSW, Inc. – Class “A”	28,402
550	Ford Motor Co.	6,088
300	Meredith Corp.	15,300
500	Nordstrom, Inc.	25,890
700	Tapestry, Inc.	32,697
300	Wyndham Destinations, Inc.	13,281
300	Wyndham Hotels & Resorts, Inc.	17,649
		156,794

4

Shares	Security	Value
	Consumer Staples—4.5%
1,050	Altria Group, Inc.	$ 59,629
600	Coca-Cola Co.	26,316
1,226	Koninklijke Ahold Delhaize NV (ADR)	29,265
500	PepsiCo, Inc.	54,435
350	Philip Morris International, Inc.	28,259
350	Procter & Gamble Co.	27,321
500	Sysco Corp.	34,145
500	Wal-Mart Stores, Inc.	42,825
		302,195
	Energy—3.0%
100	Chevron Corp.	12,643
200	ExxonMobil Corp.	16,546
500	Marathon Petroleum Corp.	35,080
200	Occidental Petroleum Corp.	16,736
600	PBF Energy, Inc. – Class “A”	25,158
200	Phillips 66	22,462
400	Royal Dutch Shell, PLC – Class “A” (ADR)	27,692
200	Schlumberger, Ltd.	13,406
800	Suncor Energy, Inc.	32,544
		202,267
	Financials—5.0%
300	Ameriprise Financial, Inc.	41,964
100	Bank of America Corp.	2,819
500	Berkshire Hills Bancorp, Inc.	20,300
200	Chubb, Ltd.	25,404
50	Citigroup, Inc.	3,346
600	Discover Financial Services	42,246
500	Hamilton Lane, Inc. – Class “A”	23,985
500	JPMorgan Chase & Co.	52,100
600	MetLife, Inc.	26,160
150	PNC Financial Services Group, Inc.	20,265
600	U.S. Bancorp	30,012
1,400	Waddell & Reed Financial, Inc. – Class “A”	25,158
450	Wells Fargo & Co.	24,948
		338,707

5

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2018

Shares	Security	Value
	Health Care—5.5%
850	Abbott Laboratories	$ 51,841
800	AbbVie, Inc.	74,120
1,000	GlaxoSmithKline, PLC (ADR)	40,310
500	Johnson & Johnson	60,670
900	Koninklijke Philips NV (ADR)	38,043
650	Merck & Co., Inc.	39,455
1,800	Pfizer, Inc.	65,304
		369,743
	Industrials—4.3%
300	3M Co.	59,016
300	Honeywell International, Inc.	43,215
800	Johnson Controls International, PLC	26,760
200	Lockheed Martin Corp.	59,086
600	Mobile Mini, Inc.	28,140
1,800	Triton International, Ltd.	55,188
150	United Technologies Corp.	18,755
		290,160
	Information Technology—6.2%
500	Apple, Inc.	92,555
1,300	Cisco Systems, Inc.	55,939
700	Intel Corp.	34,797
900	Maxim Integrated Products, Inc.	52,794
1,050	Microsoft Corp.	103,540
700	QUALCOMM, Inc.	39,284
1,250	Travelport Worldwide, Ltd.	23,175
200	Western Digital Corp.	15,482
		417,566
	Materials—1.1%
700	International Paper Co.	36,456
150	Praxair, Inc.	23,722
300	RPM International, Inc.	17,496
		77,674
	Real Estate—2.3%
600	Americold Realty Trust (REIT)	13,212
650	Chesapeake Lodging Trust (REIT)	20,566
200	Federal Realty Investment Trust (REIT)	25,310

6

Principal
Amount
or Shares	Security	Value
	Real Estate (continued)
800	GGP, Inc. (REIT)	$ 16,344
1,042	RLJ Lodging Trust (REIT)	22,976
800	Tanger Factory Outlet Centers, Inc. (REIT)	18,792
850	Urstadt Biddle Properties, Inc. (REIT)	19,236
1,400	Whitestone REIT (REIT)	17,472
		153,908
	Telecommunication Services—1.2%
1,150	AT&T, Inc.	36,926
900	Verizon Communications, Inc.	45,279
		82,205
	Utilities—2.0%
400	Black Hills Corp.	24,484
500	Duke Energy Corp.	39,540
500	Exelon Corp.	21,300
900	NiSource, Inc.	23,652
400	WEC Energy Group, Inc.	25,860
		134,836
Total Value of Common Stocks (cost $2,177,771)		2,526,055
	EXCHANGE TRADED FUNDS—5.5%
3,665	iShares iBoxx USD High Yield Corporate Bond ETF (ETF)	311,818
1,675	SPDR Bloomberg Barclays High Yield Bond ETF (ETF)	59,429
Total Value of Exchange Traded Funds (cost $313,222)		371,247
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—5.3%
	Fannie Mae
$ 56M	3%, 5/1/2029	56,230
183M	3.5%, 6/1/2046	182,665
86M	4%, 3/1/2047	88,211
30M	4.5%, 1/1/2047	31,578
Total Value of Residential Mortgage-Backed Securities (cost $372,861)		358,684
	PASS-THROUGH CERTIFICATES—1.4%
	Transportation
100M	American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029 (cost $100,780)	96,655

7

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2018

Principal
Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.4%
$300M	U.S. Treasury Bills, 1.7775%, 7/26/2018 (cost $299,629)	$ 299,656
Total Value of Investments (cost $6,189,020)	95.1%	6,436,248
Other Assets, Less Liabilities	4.9	330,282
Net Assets	100.0%	$6,766,530

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar
PTT	Pass-Through Trust

Futures contracts outstanding at June 30, 2018:

Number of			Notional	Value at	Unrealized
Contracts	Type	Expiration	Amounts	June 30, 2018	Appreciation
(1)	5 Year U.S.
	Treasury Note	Sep. 2018	$(114,336)	$(113,630)	$ 706
(5)	10 Year U.S.
	Treasury Note	Sep. 2018	(604,531)	(601,001)	3,530
(1)	U.S. Treasury
	Long Bond	Sep. 2018	(145,406)	(145,013)	393
(Premium received $89)					$4,629

8

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$2,783,951	$—	$2,783,951
Common Stocks	2,526,055	—	—	2,526,055
Exchange Traded Funds	371,247	—	—	371,247
Residential Mortgage-Backed
Securities	—	358,684	—	358,684
Pass-Through Certificates	—	96,655	—	96,655
Short-Term U.S. Government
Agency Obligations	—	299,656	—	299,656
Total Investments in Securities*	$2,897,302	$3,538,946	$—	$6,436,248

Other Assets
Futures Contracts	$4,718	$—	$—	$4,718

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, common stocks and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	9

Fund Expenses (unaudited)
COVERED CALL STRATEGY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$974.78	$5.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16

*	Expenses are equal to the annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

10

Portfolio of Investments
COVERED CALL STRATEGY FUND
June 30, 2018

Shares		Security	Value
		COMMON STOCKS—99.3%
		Consumer Discretionary—8.4%
4,400		Carnival Corp.	$ 252,164
6,500		Ford Motor Co.	71,955
2,300		Home Depot, Inc.	448,730
3,000		Whirlpool Corp.	438,690
			1,211,539
		Consumer Staples—5.2%
1,900		Costco Wholesale Corp.	397,062
2,300		PepsiCo, Inc.	250,401
1,200		Wal-Mart Stores, Inc.	102,780
			750,243
		Energy—5.4%
3,700		Chevron Corp.	467,791
6,900		Halliburton Co.	310,914
			778,705
		Financials—17.3%
3,400		American Express Co.	333,200
12,300		Bank of America Corp.	346,737
5,700		BB&T Corp.	287,508
900		BlackRock, Inc.	449,136
2,300		Chubb, Ltd.	292,146
5,700		JPMorgan Chase & Co.	593,940
4,100		Morgan Stanley	194,340
			2,497,007
		Health Care—11.9%
1,800		Allergan, PLC	300,096
3,300	*	Celgene Corp.	262,086
3,900		CVS Health Corp.	250,965
7,500		Medtronic, PLC	642,075
4,200		Merck & Co., Inc.	254,940
			1,710,162

11

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
June 30, 2018

Shares	Security		Value
	Industrials—16.2%
2,500	Delta Air Lines, Inc.		$ 123,850
3,800	Honeywell International, Inc.		547,390
1,100	Lockheed Martin Corp.		324,973
3,300	Parker Hannifin Corp.		514,305
1,600	Raytheon Co.		309,088
3,600	Union Pacific Corp.		510,048
			2,329,654
	Information Technology—26.5%
3,900	Apple, Inc.		721,929
1,600	Broadcom, Ltd.		388,224
11,900	Cisco Systems, Inc.		512,057
9,500	Intel Corp.		472,245
2,000	International Business Machines Corp.		279,400
3,300	Mastercard, Inc. – Class “A”		648,516
6,300	Microsoft Corp.		621,243
1,600	Texas Instruments, Inc.		176,400
			3,820,014
	Materials—3.8%
8,200	DowDuPont, Inc.		540,544
	Telecommunication Services—3.5%
15,604	AT&T, Inc.		501,028
	Utilities—1.1%
1,000	NextEra Energy, Inc.		167,030
Total Value of Common Stocks (cost $13,300,262)		99.3%	14,305,926
Other Assets, Less Liabilities		.7	96,909
Net Assets		100.0%	$14,402,835

*	Non-income producing

12

	Expiration	Exercise
CALL OPTIONS WRITTEN—(1.1)%	Date	Price	Contracts	Value
Allergan, PLC	7/20/18	$180.00	(18)	$ (1,116)
American Express Co	7/20/18	105.00	(25)	(750)
American Express Co	7/20/18	100.00	(9)	(1,341)
Apple, Inc.	7/20/18	195.00	(39)	(1,872)
AT&T, Inc	9/21/18	34.00	(156)	(7,800)
Bank of America Corp.	7/20/18	31.00	(123)	(861)
BB&T Corp	9/21/18	57.50	(57)	(1,425)
BlackRock, Inc.	10/19/18	590.00	(1)	(237)
BlackRock, Inc.	10/19/18	570.00	(8)	(4,400)
Broadcom, Ltd.	8/17/18	280.00	(14)	(840)
Broadcom, Ltd.	8/17/18	280.00	(2)	(120)
Carnival Corp.	7/20/18	67.50	(38)	(114)
Carnival Corp.	8/17/18	62.50	(6)	(240)
Celgene Corp.	8/17/18	85.00	(33)	(5,214)
Chevron Corp.	7/20/18	135.00	(31)	(527)
Chevron Corp.	8/17/18	135.00	(6)	(576)
Chubb, Ltd.	7/20/18	130.00	(1)	(150)
Chubb, Ltd.	8/17/18	140.00	(22)	(770)
Cisco Systems, Inc.	7/20/18	45.00	(119)	(1,666)
Costco Wholesale Corp	9/21/18	210.00	(16)	(11,600)
Costco Wholesale Corp	9/21/18	210.00	(3)	(2,175)
CVS Health Corp.	8/17/18	75.00	(37)	(1,036)
CVS Health Corp.	8/17/18	77.50	(2)	(32)
Delta Air Lines, Inc	7/20/18	53.50	(25)	(775)
DowDuPont, Inc.	9/21/18	75.00	(64)	(3,008)
DowDuPont, Inc.	9/21/18	72.50	(13)	(1,118)
DowDuPont, Inc.	9/21/18	70.00	(5)	(690)
Ford Motor Co.	9/21/18	11.87	(65)	(1,170)
Halliburton Co	7/20/18	57.50	(25)	(25)
Halliburton Co	7/27/18	50.00	(44)	(1,056)
Home Depot, Inc	8/17/18	210.00	(17)	(2,057)
Home Depot, Inc	9/21/18	195.00	(6)	(4,650)
Honeywell International, Inc	9/21/18	160.00	(38)	(1,710)
Intel Corp.	7/20/18	60.00	(81)	(81)
Intel Corp.	7/20/18	52.50	(14)	(434)
International Business Machines Corp	9/21/18	150.00	(20)	(3,020)
JPMorgan Chase & Co.	9/21/18	120.00	(57)	(2,622)
Lockheed Martin Corp.	7/20/18	340.00	(9)	(90)
Lockheed Martin Corp.	8/17/18	320.00	(2)	(560)
Mastercard, Inc. - Class “A”	7/20/18	195.00	(15)	(7,050)
Medtronic, PLC	7/20/18	87.50	(75)	(3,825)
Merck & Co., Inc.	9/21/18	60.00	(42)	(13,020)
Microsoft Corp.	9/21/18	105.00	(23)	(4,255)
Microsoft Corp.	9/21/18	100.00	(40)	(15,080)
Morgan Stanley	7/27/18	54.00	(30)	(240)

13

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
June 30, 2018

	Expiration	Exercise
CALL OPTIONS WRITTEN (continued)	Date	Price	Contracts	Value
Morgan Stanley	8/17/18	52.50	(11)	$ (363)
NextEra Energy, Inc.	7/20/18	165.00	(8)	(3,232)
NextEra Energy, Inc.	8/17/18	170.00	(2)	(556)
Parker Hannifin Corp.	7/20/18	175.00	(12)	(120)
Parker Hannifin Corp.	8/17/18	200.00	(8)	(40)
Parker Hannifin Corp.	8/17/18	175.00	(13)	(1,339)
PepsiCo, Inc.	7/20/18	105.00	(11)	(5,500)
PepsiCo, Inc.	9/21/18	110.00	(12)	(3,948)
Raytheon Co.	7/20/18	200.00	(16)	(1,920)
Texas Instruments, Inc.	7/20/18	110.00	(13)	(3,562)
Texas Instruments, Inc.	8/17/18	115.00	(3)	(666)
Union Pacific Corp.	8/17/18	140.00	(36)	(21,420)
Wal-Mart Stores, Inc	9/21/18	95.00	(12)	(564)
Whirlpool Corp	7/20/18	160.00	(25)	(425)
Whirlpool Corp	8/17/18	160.00	(5)	(818)
Total Call Options Written (premium received $240,645)				$ (155,871)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

14

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$14,305,926	$—	$—	$14,305,926
Liabilities
Call Options Written	$(155,871)	$—	$—	$(155,871)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	15

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$986.48	$3.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

16

Portfolio of Investments
EQUITY INCOME FUND
June 30, 2018

Shares	Security	Value
	COMMON STOCKS—96.5%
	Consumer Discretionary—6.1%
14,400	Acushnet Holdings Corp.	$ 352,224
11,400	American Eagle Outfitters, Inc.	265,050
39,000	Comcast Corp. – Special Shares “A”	1,279,590
22,145	Dana Holding Corp.	447,108
28,050	Ford Motor Co.	310,513
12,800	Lowe’s Cos., Inc.	1,223,296
5,200	McDonald’s Corp.	814,788
3,000	Oxford Industries, Inc.	248,940
26,000	Penske Automotive Group, Inc.	1,218,100
17,000	Tapestry, Inc.	794,070
11,600	Wyndham Hotels & Resorts, Inc.	682,428
		7,636,107
	Consumer Staples—9.2%
17,100	Altria Group, Inc.	971,109
18,600	Coca-Cola Co.	815,796
12,700	CVS Health Corp.	817,245
4,700	J.M. Smucker Co.	505,156
7,950	Keurig Dr Pepper, Inc.	969,900
7,400	Kimberly-Clark Corp.	779,516
10,582	Koninklijke Ahold Delhaize NV (ADR)	252,592
6,966	Kraft Heinz Co.	437,604
12,800	PepsiCo, Inc.	1,393,536
15,200	Philip Morris International, Inc.	1,227,248
14,200	Pinnacle Foods, Inc.	923,852
14,600	Procter & Gamble Co.	1,139,676
16,100	Wal-Mart Stores, Inc.	1,378,965
		11,612,195
	Energy—11.1%
11,700	Anadarko Petroleum Corp.	857,025
6,600	Andeavor Logistics, LP	865,788
21,400	Chevron Corp.	2,705,602
14,950	ConocoPhillips	1,040,819
71,000	EnCana Corp.	926,550
7,100	EOG Resources, Inc.	883,453
12,300	ExxonMobil Corp.	1,017,579
18,600	Occidental Petroleum Corp.	1,556,448
9,800	PBF Energy, Inc. – Class “A”	410,914

17

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2018

Shares		Security	Value
		Energy (continued)
22,650		Royal Dutch Shell, PLC – Class “A” (ADR)	$ 1,568,060
18,800		Schlumberger, Ltd.	1,260,164
20,300		Suncor Energy, Inc.	825,804
			13,918,206
		Financials—20.8%
30,700	*	AllianceBernstein Holding, LP (MLP)	876,485
15,950		American Express Co.	1,563,100
21,900		Bank of New York Mellon Corp.	1,181,067
17,650		Berkshire Hills Bancorp, Inc.	716,590
14,067		Chubb, Ltd.	1,786,790
12,200		Comerica, Inc.	1,109,224
13,250		Discover Financial Services	932,932
19,700		FNF Group, Inc.	741,114
21,500		Hamilton Lane, Inc. – Class “A”	1,031,355
17,300		Invesco, Ltd.	459,488
22,400		iShares S&P U.S. Preferred Stock Index Fund (ETF)	844,704
25,600		JPMorgan Chase & Co.	2,667,520
15,800		MetLife, Inc.	688,880
31,900		Old National Bancorp of Indiana	593,340
9,700		PNC Financial Services Group, Inc.	1,310,470
13,600		Popular, Inc.	614,856
13,000		Prosperity Bancshares, Inc.	888,680
69,700		Regions Financial Corp.	1,239,266
41,000		Sterling Bancorp	963,500
7,900		Travelers Cos., Inc.	966,486
21,900		U.S. Bancorp	1,095,438
30,400		Waddell & Reed Financial, Inc. – Class “A”	546,288
58,650		Wells Fargo & Co.	3,251,556
			26,069,129
		Health Care—12.6%
20,300		Abbott Laboratories	1,238,097
12,000		AbbVie, Inc.	1,111,800
4,400		Aetna, Inc.	807,400
17,050		GlaxoSmithKline, PLC (ADR)	687,285
19,550		Johnson & Johnson	2,372,197
16,600		Koninklijke Philips NV (ADR)	701,682
13,112		Medtronic, PLC	1,122,518
40,820		Merck & Co., Inc.	2,477,774
77,485		Pfizer, Inc.	2,811,156

18

Shares	Security	Value
	Health Care (continued)
12,301	Phibro Animal Health Corp. – Class “A”	$ 566,461
20,600	Smith & Nephew, PLC (ADR)	773,118
5,000	UnitedHealth Group, Inc.	1,226,700
		15,896,188
	Industrials—8.9%
4,400	3M Co.	865,568
5,600	A.O. Smith Corp.	331,240
14,300	Eaton Corp., PLC	1,068,782
3,400	General Dynamics Corp.	633,794
11,100	Honeywell International, Inc.	1,598,955
10,300	Ingersoll-Rand, PLC	924,219
6,250	ITT, Inc.	326,688
16,600	Knight-Swift Transportation Holdings, Inc.	634,286
3,680	Lockheed Martin Corp.	1,087,182
27,300	Schneider National, Inc. – Class “B”	751,023
22,900	Triton International, Ltd.	702,114
7,500	United Parcel Service, Inc. – Class “B”	796,725
11,500	United Technologies Corp.	1,437,845
		11,158,421
	Information Technology—12.4%
6,890	Apple, Inc.	1,275,408
3,500	Broadcom, Ltd.	849,240
51,500	Cisco Systems, Inc.	2,216,045
37,300	Cypress Semiconductor Corp.	581,134
42,000	HP Enterprise Co.	613,620
28,000	HP, Inc.	635,320
34,200	Intel Corp.	1,700,082
3,650	Lam Research Corp.	630,903
6,100	LogMeIn, Inc.	629,825
8,800	Microchip Technology, Inc.	800,360
28,250	Microsoft Corp.	2,785,733
9,600	MKS Instruments, Inc.	918,720
19,200	QUALCOMM, Inc.	1,077,504
14,900	Silicon Motion Technology Corp. (ADR)	788,061
		15,501,955

19

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2018

Shares	Security	Value
	Materials—5.2%
26,431	DowDuPont, Inc.	$ 1,742,332
7,400	Eastman Chemical Co.	739,704
14,300	FMC Corp.	1,275,703
6,800	LyondellBasell Industries NV – Class “A”	746,980
4,400	Praxair, Inc.	695,860
8,000	Sealed Air Corp.	339,600
16,690	WestRock Co.	951,664
		6,491,843
	Real Estate—3.0%
37,000	Americold Realty Trust (REIT)	814,740
14,200	Douglas Emmett, Inc. (REIT)	570,556
5,200	Federal Realty Investment Trust (REIT)	658,060
34,400	GGP, Inc. (REIT)	702,792
20,800	Sunstone Hotel Investors, Inc. (REIT)	345,696
30,200	Urstadt Biddle Properties, Inc. (REIT)	683,426
		3,775,270
	Telecommunication Services—2.9%
47,884	AT&T, Inc.	1,537,555
42,300	Verizon Communications, Inc.	2,128,113
		3,665,668
	Utilities—4.3%
7,450	American Electric Power Co., Inc.	515,912
20,500	CenterPoint Energy, Inc.	568,055
10,350	Dominion Energy, Inc.	705,663
7,100	Duke Energy Corp.	561,468
25,700	Exelon Corp.	1,094,820
4,100	NextEra Energy, Inc.	684,823
13,000	PPL Corp.	371,150
13,000	Vectren Corp.	928,850
		5,430,741
Total Value of Common Stocks (cost $88,580,650)		121,155,723

20

Shares	Security	Value
	PREFERRED STOCKS—1.2%
	Financials—.6%
200	Citizens Financial Group, Inc., Series A, 5.5%, 2049	$ 204,000
21,200	JPMorgan Chase & Co., Series Y, 6.125%, 2020	555,016
		759,016
	Real Estate—.6%
11,400	Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049	289,674
	Urstadt Biddle Properties, Inc. (REIT):
11,000	Series G, 6.75%, 2049	277,090
8,300	Series H, 6.25%, 2022	207,878
		774,642
Total Value of Preferred Stocks (cost $1,495,099)		1,533,658
Total Value of Investments (cost $90,075,749)	97.7%	122,689,381
Other Assets, Less Liabilities	2.3	2,826,514
Net Assets	100.0%	$125,515,895

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

CALL OPTIONS WRITTEN—.0%	Date	Price	Contracts	Value
Bank of New York Mellon Corp	7/20/18	$ 56.00	(10)	$ (610)
JP Morgan Chase & Co	7/13/18	108.00	(10)	(600)
McDonald’s Corp	7/20/18	162.50	(20)	(1,400)
Microsoft Corp.	7/6/18	103.00	(10)	(60)
Total Call Options Written (premium received $8,340)				$(2,670)

21

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2018

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$121,155,723	$—	$—	$121,155,723
Preferred Stocks	1,533,658	—	—	1,533,658
Total Investments in Securities*	$122,689,381	$—	$—	$122,689,381

Liabilities
Call Options Written	$(2,670)	$—	$—	$(2,670)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

22	See notes to financial statements

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$993.79	$4.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.38	$4.46

*	Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

23

Portfolio of Investments
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security	Value
	CORPORATE BONDS—88.2%
	Aerospace/Defense—2.5%
	Bombardier, Inc.:
$ 375M	8.75%, 12/1/2021 (a)	$ 414,375
275M	7.5%, 12/1/2024 (a)	290,125
150M	7.5%, 3/15/2025 (a)	156,938
500M	KLX, Inc., 5.875%, 12/1/2022 (a)	521,250
	Meccanica Holdings USA, Inc.:
275M	7.375%, 7/15/2039 (a)	325,875
100M	6.25%, 1/15/2040 (a)	108,500
	TransDigm, Inc.:
250M	5.5%, 10/15/2020	250,313
525M	6.375%, 6/15/2026	522,375
		2,589,751
	Automotive—2.8%
425M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026 (a)	383,562
425M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	423,406
225M	Asbury Automotive Group, Inc., 6%, 12/15/2024	224,086
225M	Avis Budget Group, Inc., 6.375%, 4/1/2024 (a)	221,625
175M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	173,250
150M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026 (a)	152,625
	Dana Holding Corp.:
200M	6%, 9/15/2023	207,250
250M	5.5%, 12/15/2024	248,125
100M	Group 1 Automotive, Inc., 5.25%, 12/15/2023 (a)	96,500
	Hertz Corp.:
250M	5.875%, 10/15/2020	245,625
250M	7.625%, 6/1/2022 (a)	240,625
225M	J.B. Poindexter & Co., 7.125%, 4/15/2026 (a)	231,750
		2,848,429
	Building Materials—1.2%
500M	Building Materials Corp., 5.375%, 11/15/2024 (a)	496,250
500M	Griffon Corp., 5.25%, 3/1/2022	488,325
250M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026 (a)	253,125
		1,237,700
	Chemicals—3.3%
175M	A. Schulman, Inc., 6.875%, 6/1/2023	184,931
275M	Blue Cube Spinco, Inc., 10%, 10/15/2025	321,062
275M	CF Industries, Inc., 4.95%, 6/1/2043	233,406

24

Principal
Amount	Security	Value
	Chemicals (continued)
$ 225M	Chemours Co., 6.625%, 5/15/2023	$ 236,250
275M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	284,281
225M	PQ Corp., 6.75%, 11/15/2022 (a)	237,094
650M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	663,000
350M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	330,750
500M	Tronox, Inc., 6.5%, 4/15/2026 (a)	498,125
375M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	387,188
		3,376,087
	Consumer Non-Durables—1.8%
225M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025 (a)	225,281
125M	Energizer Gamma Acquisition, 6.375%, 7/15/2026 (a)(b)	127,344
250M	Energizer Holdings, Inc., 5.5%, 6/15/2025 (a)	246,250
350M	First Quality Finance Co., 4.625%, 5/15/2021 (a)	343,000
550M	Kronos Acquisition, Inc., 9%, 8/15/2023 (a)	496,375
	Reynolds Group Holdings, Inc.:
267M	5.75%, 10/15/2020	267,837
125M	5.125%, 7/15/2023 (a)	123,594
		1,829,681
	Energy—11.5%
250M	Andeavor Logistics, LP, 6.875%, 12/29/2049	247,969
	Antero Resources Corp.:
125M	5.375%, 11/1/2021	127,031
50M	5.125%, 12/1/2022	50,375
250M	Apergy Corp., 6.375%, 5/1/2026 (a)	254,375
250M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	243,125
225M	Berry Petroleum Co., 7%, 2/15/2026 (a)	230,625
200M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	203,000
	Carrizo Oil & Gas, Inc.:
50M	6.25%, 4/15/2023	50,875
75M	8.25%, 7/15/2025	79,875
150M	CONSOL Energy, Inc., 5.875%, 4/15/2022	151,154
	Consolidated Energy Finance SA:
375M	6.09063%, 6/15/2022 (a)†	375,140
225M	6.875%, 6/15/2025 (a)	231,750
150M	6.5%, 5/15/2026 (a)	148,688
250M	Covey Park Energy, LLC, 7.5%, 5/15/2025 (a)	256,250
	Crestwood Midstream Partners, LP:
250M	6.25%, 4/1/2023	255,625
450M	5.75%, 4/1/2025	451,125

25

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security	Value
	Energy (continued)
$ 300M	CSI Compressco, LP, 7.5%, 4/1/2025 (a)	$ 302,625
	DCP Midstream Operating, LP:
325M	5.35%, 3/15/2020 (a)	331,906
225M	7.375%, 12/29/2049 †	215,859
275M	Delek Logistics Partners, LP, 6.75%, 5/15/2025	276,375
	Diamondback Energy, Inc.:
75M	4.75%, 11/1/2024	73,406
100M	5.375%, 5/31/2025 (a)	100,125
400M	Exterran Partners, LP, 6%, 10/1/2022	398,000
100M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	100,250
	Genesis Energy, LP:
200M	6.75%, 8/1/2022	203,000
100M	5.625%, 6/15/2024	94,000
300M	Global Partners, LP, 6.25%, 7/15/2022	292,500
175M	Gulfport Energy Corp., 6.375%, 5/15/2025	170,844
125M	Hilcorp Energy I, LP, 5%, 12/1/2024 (a)	121,875
275M	Matador Resources Co., 6.875%, 4/15/2023	288,750
125M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024 (a)	130,625
250M	MEG Energy Corp., 6.375%, 1/30/2023 (a)	233,750
	Murphy Oil Corp.:
200M	4.45%, 12/1/2022	197,482
175M	5.75%, 8/15/2025	174,947
100M	5.875%, 12/1/2042	91,000
275M	Nabors Industries, Inc., 5.75%, 2/1/2025 (a)	260,562
250M	Newfield Exploration Co., 5.375%, 1/1/2026	256,875
250M	NGPL Pipeco, LLC, 4.875%, 8/15/2027 (a)	247,813
	Oasis Petroleum, Inc.:
250M	6.875%, 1/15/2023	254,688
175M	6.25%, 5/1/2026 (a)	176,969
250M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	246,875
	Parsley Energy, LLC:
50M	6.25%, 6/1/2024 (a)	52,000
275M	5.25%, 8/15/2025 (a)	271,563
50M	5.625%, 10/15/2027 (a)	49,750
	PDC Energy, Inc.:
175M	6.125%, 9/15/2024	179,375
100M	5.75%, 5/15/2026 (a)	99,125
	Precision Drilling Corp.:
121M	6.5%, 12/15/2021	124,619
150M	7.125%, 1/15/2026 (a)	154,425
200M	QEP Resources, Inc., 6.875%, 3/1/2021	213,500
100M	RSP Permian, Inc., 5.25%, 1/15/2025	107,470

26

Principal
Amount	Security	Value
	Energy (continued)
	SM Energy Co.:
$ 350M	5%, 1/15/2024	$ 332,937
150M	5.625%, 6/1/2025	143,625
	Southwestern Energy Co.:
150M	7.5%, 4/1/2026	156,000
175M	7.75%, 10/1/2027	182,437
100M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	94,000
175M	Sunoco, LP, 5.875%, 3/15/2028 (a)	165,433
225M	Transocean Guardian, Ltd., 5.875%, 1/15/2024 (a)(b)	224,438
75M	Unit Corp., 6.625%, 5/15/2021	75,187
350M	Whiting Petroleum Corp., 6.25%, 4/1/2023	359,625
	WPX Energy, Inc.:
94M	6%, 1/15/2022	98,230
150M	5.75%, 6/1/2026	150,141
		11,831,963
	Financials—5.2%
350M	Ally Financial, Inc., 8%, 11/1/2031	418,250
250M	Arch Merger Sub, Inc., 8.5%, 9/15/2025 (a)	233,750
225M	Credit Suisse Group AG, 7.5%, 12/11/2023 (a)	232,855
275M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024 (a)	269,844
550M	DAE Funding, LLC, 5%, 8/1/2024 (a)	529,650
	Icahn Enterprises, LP:
200M	6.25%, 2/1/2022	204,500
275M	6.75%, 2/1/2024	278,094
	Intesa Sanpaolo SpA:
300M	5.017%, 6/26/2024 (a)	272,642
250M	5.71%, 1/15/2026 (a)	228,930
	Ladder Capital Finance Holdings, LLLP:
200M	5.25%, 3/15/2022 (a)	200,500
400M	5.25%, 10/1/2025 (a)	376,420
375M	LPL Holdings, Inc., 5.75%, 9/15/2025 (a)	365,625
400M	Navient Corp., 5.875%, 3/25/2021	407,500
	Springleaf Finance Corp.:
175M	7.75%, 10/1/2021	188,781
250M	5.625%, 3/15/2023	249,300
250M	6.875%, 3/15/2025	248,750
525M	UniCredit SpA, 5.861%, 6/19/2032 (a)	468,750
175M	Wand Merger Corp., 8.125%, 7/15/2023 (a)(b)	178,063
		5,352,204

27

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security	Value
	Food/Beverage/Tobacco—1.9%
$ 325M	Barry Callebault Services SA, 5.5%, 6/15/2023 (a)	$ 339,137
300M	JBS USA LUX SA, 6.75%, 2/15/2028 (a)	283,785
	Pilgrim’s Pride Corp.:
25M	5.75%, 3/15/2025 (a)	24,063
275M	5.875%, 9/30/2027 (a)	255,750
	Post Holdings, Inc.:
250M	5.5%, 3/1/2025 (a)	244,688
400M	5.75%, 3/1/2027 (a)	389,000
350M	Sigma Holdco BV, 7.875%, 5/15/2026 (a)	329,875
125M	Simmons Foods, Inc., 5.75%, 11/1/2024 (a)	109,062
		1,975,360
	Forest Products/Containers—1.6%
675M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024 (a)	704,531
	BWAY Holding Co.:
75M	5.5%, 4/15/2024 (a)	73,312
200M	7.25%, 4/15/2025 (a)	195,500
	Mercer International, Inc.:
50M	7.75%, 12/1/2022	52,562
175M	6.5%, 2/1/2024	177,625
75M	5.5%, 1/15/2026 (a)	72,937
325M	Sealed Air Corp., 6.875%, 7/15/2033 (a)	358,313
		1,634,780
	Gaming/Leisure—3.2%
	Boyd Gaming Corp.:
375M	6.875%, 5/15/2023	394,219
200M	6%, 8/15/2026 (a)	199,000
275M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	260,906
225M	Golden Nugget, Inc., 8.75%, 10/1/2025 (a)	231,685
550M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	526,625
50M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (a)	50,859
250M	National CineMedia, LLC, 6%, 4/15/2022	254,688
275M	Pinnacle Entertainment, Inc., 5.625%, 5/1/2024	286,866
175M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025 (a)	189,893
175M	Stars Group Holdings BV, 7%, 7/15/2026 (a)(b)	177,188
	Viking Cruises, Ltd.:
600M	6.25%, 5/15/2025 (a)	591,000
175M	5.875%, 9/15/2027 (a)	165,812
		3,328,741

28

Principal
Amount	Security	Value
	Health Care—8.3%
$ 375M	Centene Corp., 6.125%, 2/15/2024	$ 396,094
	CHS/Community Health Systems, Inc.:
100M	5.125%, 8/1/2021	93,000
375M	6.25%, 3/31/2023	345,469
175M	8.125%, 6/30/2024	145,141
250M	Cimpress NV, 7%, 6/15/2026 (a)	256,563
825M	DaVita, Inc., 5.125%, 7/15/2024	801,797
	Endo Finance, LLC:
175M	7.25%, 1/15/2022 (a)(c)	161,875
225M	6%, 7/15/2023 (a)	186,187
	HCA, Inc.:
250M	6.25%, 2/15/2021	260,000
475M	5.875%, 5/1/2023	494,000
350M	5.875%, 2/15/2026	353,937
	HealthSouth Corp.:
175M	5.125%, 3/15/2023	175,875
200M	5.75%, 11/1/2024	200,866
450M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024 (a)	475,875
	LifePoint Health, Inc.:
400M	5.875%, 12/1/2023	399,500
275M	5.375%, 5/1/2024	265,719
	Mallinckrodt Finance SB:
275M	5.75%, 8/1/2022 (a)	248,875
225M	5.5%, 4/15/2025 (a)	181,125
	Molina Healthcare, Inc.:
400M	5.375%, 11/15/2022	404,500
250M	4.875%, 6/15/2025 (a)	243,750
125M	MPH Operating Partnership, LP, 7.125%, 6/1/2024 (a)	128,437
250M	Polaris Intermediate Corp., 8.5%, 12/1/2022 (a)	258,750
141M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023 (a)	149,019
264M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	264,330
	Valeant Pharmaceuticals International, Inc.:
200M	7.5%, 7/15/2021 (a)	203,500
50M	6.5%, 3/15/2022 (a)	51,938
300M	7.25%, 7/15/2022 (a)	307,248
450M	7%, 3/15/2024 (a)	473,490
325M	6.125%, 4/15/2025 (a)	300,625
325M	9%, 12/15/2025 (a)	337,984
		8,565,469

29

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security	Value
	Home Building—.2%
$ 250M	William Lyon Homes, Inc., 6%, 9/1/2023 (a)	$ 248,053
	Information Technology—3.9%
550M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	555,431
250M	CDW, LLC, 5%, 9/1/2025	246,875
250M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	256,563
375M	Diamond 1 Finance Corp., 5.875%, 6/15/2021 (a)	381,046
	NCR Corp.:
300M	4.625%, 2/15/2021	298,500
300M	5.875%, 12/15/2021	305,625
275M	Nuance Communications, Inc., 6%, 7/1/2024	278,781
275M	NXP BV, 3.875%, 9/1/2022 (a)	270,875
550M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	554,125
575M	Solera, LLC, 10.5%, 3/1/2024 (a)	641,487
250M	Symantec Corp., 5%, 4/15/2025 (a)	242,819
		4,032,127
	Manufacturing—2.1%
125M	American Woodmark Corp., 4.875%, 3/15/2026 (a)	118,750
375M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	383,437
100M	Boise Cascade Co., 5.625%, 9/1/2024 (a)	100,750
175M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	188,562
425M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	444,125
300M	H&E Equipment Services, Inc., 5.625%, 9/1/2025	295,500
200M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027	203,500
475M	Wabash National Corp., 5.5%, 10/1/2025 (a)	457,188
		2,191,812
	Media-Broadcasting—1.7%
	Belo Corp.:
100M	7.75%, 6/1/2027	106,000
25M	7.25%, 9/15/2027	25,875
225M	LIN Television Corp., 5.875%, 11/15/2022	230,625
	Nexstar Broadcasting, Inc.:
225M	6.125%, 2/15/2022 (a)	231,187
300M	5.625%, 8/1/2024 (a)	291,000

30

Principal
Amount	Security	Value
	Media-Broadcasting (continued)
	Sinclair Television Group, Inc.:
$ 50M	5.625%, 8/1/2024 (a)	$ 49,750
100M	5.875%, 3/15/2026 (a)	97,625
75M	5.125%, 2/15/2027 (a)	69,375
650M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	663,813
		1,765,250
	Media-Cable TV—9.4%
	Altice Financing SA:
525M	6.625%, 2/15/2023 (a)	518,700
200M	7.5%, 5/15/2026 (a)	193,940
200M	Altice Finco SA, 7.625%, 2/15/2025 (a)	179,750
550M	Altice U.S. Finance I Corp., 5.375%, 7/15/2023 (a)	548,625
100M	AMC Networks, Inc., 4.75%, 8/1/2025	96,376
	CCO Holdings, LLC:
200M	5.25%, 9/30/2022	201,000
275M	5.125%, 2/15/2023	272,852
150M	5.75%, 9/1/2023	151,500
500M	5.875%, 4/1/2024 (a)	502,500
200M	5.125%, 5/1/2027 (a)	187,625
275M	5.875%, 5/1/2027 (a)	269,156
150M	5%, 2/1/2028 (a)	138,000
225M	Cequel Communications Holdings I, LLC, 7.75%, 7/15/2025 (a)	236,250
	Clear Channel Worldwide Holdings, Inc.:
650M	Series “A”, 6.5%, 11/15/2022	663,000
550M	Series “B”, 6.5%, 11/15/2022	563,750
	CSC Holdings, LLC:
1,250M	10.125%, 1/15/2023 (a)	1,381,250
200M	6.625%, 10/15/2025 (a)	205,250
200M	10.875%, 10/15/2025 (a)	231,060
	DISH DBS Corp.:
400M	7.875%, 9/1/2019	416,000
225M	5%, 3/15/2023	196,031
250M	5.875%, 11/15/2024	212,500
	Gray Television, Inc.:
50M	5.125%, 10/15/2024 (a)	47,985
300M	5.875%, 7/15/2026 (a)	286,125
225M	Mediacom Broadband, LLC, 5.5%, 4/15/2021	228,094
575M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	604,469

31

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	Netflix, Inc.:
$ 100M	4.375%, 11/15/2026	$ 93,980
100M	4.875%, 4/15/2028 (a)	95,442
600M	Numericable Group SA, 6.25%, 5/15/2024 (a)	585,000
425M	Virgin Media Finance, PLC, 6.375%, 4/15/2023 (a)	427,125
		9,733,335
	Media-Diversified—1.0%
100M	E.W. Scripps Co., 5.125%, 5/15/2025 (a)	94,000
75M	LSC Communications, Inc., 8.75%, 10/15/2023 (a)	73,781
225M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	227,678
675M	Tribune Media Co., 5.875%, 7/15/2022	684,619
		1,080,078
	Metals/Mining—7.2%
250M	AK Steel Corp., 7%, 3/15/2027	238,750
150M	Allegheny Technologies, Inc., 7.875%, 8/15/2023	162,000
175M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025 (a)	187,031
175M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	180,267
250M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024 (a)	241,875
175M	Commercial Metals Co., 5.375%, 7/15/2027	166,688
300M	CONSOL Mining Corp., 11%, 11/15/2025 (a)	330,750
250M	Constellium NV, 5.75%, 5/15/2024 (a)	243,125
	First Quantum Minerals, Ltd.:
400M	7.25%, 5/15/2022 (a)	406,000
350M	6.5%, 3/1/2024 (a)	338,625
	HudBay Minerals, Inc.:
175M	7.25%, 1/15/2023 (a)	181,125
75M	7.625%, 1/15/2025 (a)	78,937
450M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	496,125
250M	Mountain Province Diamonds, Inc., 8%, 12/15/2022 (a)	250,000
250M	Natural Resource Partners, LP, 10.5%, 3/15/2022	271,250
	Novelis, Inc.:
575M	6.25%, 8/15/2024 (a)	576,438
425M	5.875%, 9/30/2026 (a)	408,000
325M	Peabody Energy Corp., 6%, 3/31/2022 (a)	330,964
950M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)(b)	971,375

32

Principal
Amount	Security	Value
	Metals/Mining (continued)
	Teck Resources, Ltd.:
$ 125M	8.5%, 6/1/2024 (a)	$ 137,344
300M	6%, 8/15/2040	293,250
425M	TMS International Corp., 7.25%, 8/15/2025 (a)	435,625
500M	United States Steel Corp., 6.25%, 3/15/2026	494,380
		7,419,924
	Real Estate—1.8%
	Geo Group, Inc.:
100M	5.125%, 4/1/2023	98,500
225M	6%, 4/15/2026	219,375
150M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	145,875
	Iron Mountain, Inc.:
225M	5.75%, 8/15/2024	221,063
250M	5.25%, 3/15/2028 (a)	232,600
175M	Lennar Corp., 4.875%, 12/15/2023	175,219
80M	MPT Operating Partnership, LP, 6.375%, 3/1/2024	84,200
225M	Sabra Health Care, LP, 5.125%, 8/15/2026	215,343
379M	VICI Properties 1, LLC, 8%, 10/15/2023	422,362
		1,814,537
	Retail-General Merchandise—1.9%
	1011778 B.C., ULC:
500M	4.625%, 1/15/2022 (a)	501,250
250M	5%, 10/15/2025 (a)	237,800
	AmeriGas Partners, LP:
125M	5.625%, 5/20/2024	123,594
250M	5.5%, 5/20/2025	243,437
225M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	191,250
150M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	148,455
425M	L Brands, Inc., 6.75%, 7/1/2036	376,125
125M	SRS Distribution, Inc., 8.25%, 7/1/2026 (a)	124,688
		1,946,599
	Services—1.8%
425M	ADT Corp., 3.5%, 7/15/2022	399,925
25M	AECOM, 5.125%, 3/15/2027	23,625
225M	BlueLine Rental Finance Corp., 9.25%, 3/15/2024 (a)	239,940
500M	First Data Corp., 5.375%, 8/15/2023 (a)	505,875
325M	GW Honos Security Corp., 8.75%, 5/15/2025 (a)	333,125
50M	KAR Auction Services, Inc., 5.125%, 6/1/2025 (a)	47,875

33

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security	Value
	Services (continued)
	United Rentals, Inc.:
$ 150M	4.625%, 10/15/2025	$ 143,250
175M	5.5%, 5/15/2027	170,187
		1,863,802
	Telecommunications—3.5%
375M	CenturyLink, Inc., 5.8%, 3/15/2022	373,125
	Frontier Communications Corp.:
425M	10.5%, 9/15/2022	387,813
350M	11%, 9/15/2025	281,645
125M	8.5%, 4/1/2026 (a)	121,094
	GCI, Inc.:
300M	6.75%, 6/1/2021	303,375
500M	6.875%, 4/15/2025	520,000
225M	Qwest Corp., 7.25%, 9/15/2025	240,755
125M	Telecom Italia Capital SA, 7.2%, 7/18/2036	130,112
400M	Telecom Italia SpA, 5.303%, 5/30/2024	396,000
200M	Telesat Canada, 8.875%, 11/15/2024 (a)	214,500
400M	Wind Tre SpA, 5%, 1/20/2026 (a)	319,084
	Zayo Group, LLC:
50M	6.375%, 5/15/2025	51,125
275M	5.75%, 1/15/2027 (a)	270,875
		3,609,503
	Transportation—1.6%
375M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	401,250
275M	Fly Leasing, Ltd., 6.375%, 10/15/2021	284,281
225M	Mobile Mini, Inc., 5.875%, 7/1/2024	228,375
750M	XPO Logistics, Inc., 6.125%, 9/1/2023 (a)	772,500
		1,686,406
	Utilities—4.3%
	AES Corp.:
150M	6%, 5/15/2026	156,000
100M	5.125%, 9/1/2027	100,000
350M	Avantor, Inc., 9%, 10/1/2025 (a)	353,570
	Calpine Corp.:
425M	5.75%, 1/15/2025	389,672
275M	5.25%, 6/1/2026 (a)	260,047

34

Principal
Amount	Security	Value
	Utilities (continued)
	Cheniere Corpus Christi Holdings:
$ 225M	5.875%, 3/31/2025	$ 234,844
250M	5.125%, 6/30/2027	248,750
425M	Cheniere Energy Partners, LP, 5.25%, 10/1/2025 (a)	415,629
300M	Drax Finco, PLC, 6.625%, 11/1/2025 (a)	299,250
	Dynegy, Inc.:
275M	7.375%, 11/1/2022	288,062
125M	8%, 1/15/2025 (a)	134,844
250M	Energy Transfer Partners, LP, 6.25%, 12/29/2049	232,031
38M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	41,303
150M	NRG Energy, Inc., 6.25%, 7/15/2022	154,733
150M	NRG Yield Operating, LLC, 5%, 9/15/2026	143,625
316M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	346,469
350M	Targa Resources Partners, LP, 5.875%, 4/15/2026 (a)	353,063
250M	Terraform Power Operating, LLC, 5%, 1/31/2028 (a)	237,812
		4,389,704
	Waste Management—.5%
325M	Covanta Holding Corp., 5.875%, 7/1/2025	314,438
175M	GFL Environmental, Inc., 5.625%, 5/1/2022 (a)	169,312
		483,750
	Wireless Communications—4.0%
125M	Hughes Satellite Systems Corp., 5.25%, 8/1/2026	117,656
150M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	148,125
800M	Intelsat Jackson Holdings SA, 8%, 2/15/2024 (a)	842,000
	Level 3 Financing, Inc.:
250M	5.125%, 5/1/2023	245,937
300M	5.375%, 1/15/2024	294,600
850M	Sprint Communications, Inc., 6%, 11/15/2022	844,688
	Sprint Corp.:
625M	7.875%, 9/15/2023	649,609
125M	7.125%, 6/15/2024	126,511
150M	7.625%, 2/15/2025	153,376
200M	7.625%, 3/1/2026	204,500

35

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security	Value
	Wireless Communications (continued)
	T-Mobile USA, Inc.:
$ 50M	6.5%, 1/15/2024	$ 52,375
250M	6%, 4/15/2024	259,375
200M	5.125%, 4/15/2025	201,500
		4,140,252
Total Value of Corporate Bonds (cost $91,971,948)		90,975,297
	LOAN PARTICIPATIONS†—9.3%
	Automotive—.4%
446M	Truck Hero, Inc., 5.8379%, 4/22/2024	446,057
	Chemicals—.9%
498M	Avantor Performance Materials, 6.0935%, 11/21/2024	501,201
497M	ColourOz Investment, 5.3592%, 9/7/2021	467,571
		968,772
	Energy—.6%
125M	California Resources Corp., 6.8379%, 12/31/2022	127,396
500M	Foresight Energy, LLC, 5.75%, 3/28/2022 (b)	497,915
		625,311
	Financial Services—.5%
499M	NFP Corp., 5.0935%, 1/8/2024	496,395
	Food/Beverage/Tobacco—.5%
497M	Chobani, LLC, 5.5935%, 10/10/2023	498,624
	Gaming/Leisure—2.2%
500M	Cyan Blue Holdco 2, Ltd., 2.75%, 8/23/2024 (b)	499,688
500M	Dorna Sports SL, 5.5844%, 4/12/2024	493,645
499M	Scientific Games International, 4.8435%, 8/14/2024	496,568
214M	Seminole Hard Rock Entertainment, Inc., 5.058%, 5/14/2020	215,250
325M	Sigma Bidco BV, 3%, 3/6/2025 (b)	323,091
200M	Stars Group Holdings BV, 3.5%, 7/28/2025 (b)(d)	199,000
		2,227,242

36

Principal
Amount	Security	Value
	Health Care—1.0%
$250M	Amneal Pharmaceuticals, LLC, 5.625%, 5/4/2025	$ 250,150
	Heartland Dental, LLC:
51M	3.75%, 4/30/2025 (b)	50,979
342M	5.8435%, 4/30/2025	341,856
350M	Inovalon Holdings, Inc., 5.5625%, 4/2/2025	343,437
		986,422
	Information Technology—.7%
250M	Microchip Technology, 4.1%, 5/29/2025	250,860
249M	Solarwinds, Inc., 5.0935%, 2/5/2024	249,147
250M	SS&C Technologies Holdings, Inc., 2.5%, 4/16/2025 (b)	250,521
		750,528
	Manufacturing—1.0%
499M	Filtration Group Corp., 5.0935%, 3/29/2025	500,034
500M	GrafTech International, Ltd., 5.5047%, 2/12/2025	500,235
		1,000,269
	Metals/Mining—.4%
372M	Big River Steel, LLC, 7.3344%, 8/23/2023	376,840
	Retail-General Merchandise—.2%
248M	Staples, Inc., 6.3581%, 9/12/2024	244,282
	Telecommunications—.4%
425M	GTT Communications, Inc., 4.875%, 5/31/2025	419,877
	Utilities—.3%
	Charah, LLC:
321M	8.5572% 10/25/2024	324,639
8M	8.4211% 10/25/2024	8,103
		332,742
	Waste Management—.2%
249M	Gopher Resource, LLC, 5.3435%, 3/6/2025	250,310
Total Value of Loan Participations (cost $9,605,899)		9,623,671

37

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2018

Principal
Amount	Security		Value
	PASS-THROUGH CERTIFICATES—. 6%
	Transportation
$569M	American Airlines 2013-2 B PTT, 5.6%,
	1/15/2022 (cost $580,487) (a)		$ 581,369
Total Value of Investments (cost $102,158,334)		98.1%	101,180,337
Other Assets, Less Liabilities		1.9	1,958,730
Net Assets		100.0%	$103,139,067

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

(c)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(d)	Securities valued at fair value (see Note 1A).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:
	LLLP	Limited Liability Limited Partnership
	PTT	Pass Through Trust
	ULC	Unlimited Liability Corporation

38

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$90,975,297	$—	$90,975,297
Loan Participations	—	9,623,671	—	9,623,671
Pass-Through Certificates	—	581,369	—	581,369
Total Investments in Securities*	$—	$101,180,337	$—	$101,180,337

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	39

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$985.74	$4.33
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.43	$4.41

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

40

Portfolio of Investments
GOVERNMENT FUND
June 30, 2018

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—28.5%
	Fannie Mae—21.0%
$2,160M	3%, 7/1/2021 – 4/1/2046	$ 2,127,815
1,746M	3.5%, 11/1/2028 – 6/1/2046	1,753,893
974M	4%, 10/1/2035 – 4/1/2047	998,986
502M	4.5%, 11/1/2040 – 7/1/2048 (b)	525,837
232M	5.5%, 7/1/2034 – 10/1/2039	253,080
97M	9%, 11/1/2026	105,600
		5,765,211
	Freddie Mac—3.5%
123M	3.5%, 2/1/2046	123,295
710M	4%, 12/1/2040 – 6/1/2047	726,908
101M	4.5%, 5/1/2044	105,193
		955,396
	Government National Mortgage Association I
	Program—4.0%
163M	4%, 8/15/2041	167,427
625M	5%, 6/15/2033 – 4/15/2040	665,770
160M	5.5%, 2/15/2033 – 1/15/2036	173,557
75M	6%, 11/15/2032	81,698
		1,088,452
Total Value of Residential Mortgage-Backed Securities (cost $8,044,300)		7,809,059
	U.S. GOVERNMENT OBLIGATIONS—27.0%
	U.S. Treasury Bonds:
300M	2.5%, 2/15/2046	272,830
120M	2.5%, 5/15/2046	109,045
400M	2.75%, 11/15/2047	381,774
200M	4.5%, 2/15/2036	244,617
	U.S. Treasury Notes:
200M	1.125%, 8/31/2021	190,836
1,295M	1.375%, 10/31/2020	1,259,995
500M	1.5%, 3/31/2023	472,949
1,010M	1.875%, 8/31/2022	977,235
630M	2%, 2/15/2025	599,287
400M	2.25%, 10/31/2024	387,258

41

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2018

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS (continued)
	U.S. Treasury Notes (continued):
$1,950M	2.625%, 6/15/2021	$ 1,950,419
250M	2.75%, 4/30/2023	250,273
300M	2.75%, 5/31/2023	300,410
Total Value of U.S. Government Obligations (cost $7,544,200)		7,396,928
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—18.5%
	Fannie Mae:
770M	1.125%, 7/20/2018	769,704
125M	1.375%, 2/26/2021	121,003
300M	1.5%, 11/30/2020	292,083
850M	1.625%, 11/27/2018	848,359
200M	Federal Farm Credit Bank, 3%, 9/13/2029	190,346
	Federal Home Loan Bank:
750M	1.03%, 9/28/2018	748,219
150M	1.375%, 5/28/2019	148,686
1,000M	1.625%, 10/7/2021	963,235
1,000M	Freddie Mac, 1.25%, 8/1/2019	987,578
Total Value of U.S. Government Agency Obligations (cost $5,141,365)		5,069,213
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—8.7%
	Fannie Mae—3.5%
462M	2.995%, 11/1/2022	460,704
368M	3.0462%, 12/25/2024 †	366,458
150M	2.94294%, 3/25/2028 †	147,011
		974,173
	Federal Home Loan Mortgage Corporation—5.2%
	Multi-Family Structured Pass-Throughs:
249M	2.3707%, 5/25/2024 †	249,383
170M	2.454%, 8/25/2023	165,042
379M	2.849%, 3/25/2026	365,851
500M	3.35%, 1/28/2028	497,011
150M	3.568%, 10/25/2027 †	152,523
		1,429,810
Total Value of Commercial Mortgage-Backed Securities (cost $2,461,692)		2,403,983

42

Principal
Amount	Security	Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—5.8%
	Fannie Mae:
$ 200M	2.9863%, 12/25/2027 †	$ 193,336
404M	4%, 2/25/2025	412,710
	Freddie Mac:
472M	3.5%, 12/15/2028	480,257
492M	4%, 1/15/2031	510,605
Total Value of Collateralized Mortgage Obligations (cost $1,647,606)		1,596,908
	COVERED BONDS—4.1%
	Financial Services
650M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022 (a)	629,843
500M	DNB Boligkreditt AS, 2.5%, 3/28/2022 (a)	487,530
Total Value of Covered Bonds (cost $1,137,963)		1,117,373
	TAXABLE MUNICIPAL BONDS—2.0%
200M	Texas State Wtr. Dev. Brd. Rev., 3.7%, 10/15/2047	194,080
375M	University of North Carolina at Chapel Hill Rev., 3.326%, 12/1/2038	361,485
Total Value of Taxable Municipal Bonds (cost $574,758)		555,565
	SOVEREIGN BONDS—1.1%
300M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)	289,495
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—2.9%
800M	U.S. Treasury Bills, 1.65%, 7/5/2018 (cost $799,853)	799,890
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.5%
700M	Federal Home Loan Bank, Zero Coupon%, 7/24/2018
	(Effective yield 1.662%) (cost $699,240) (c)	699,204
Total Value of Investments (cost $28,350,977)	101.1%	27,737,618
Excess of Liabilities Over Other Assets	(1.1)	(291,196)
Net Assets	100.0%	$27,446,422

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

(c)	The effective yields shown for zero coupon obligations are the effective yields at June 30, 2018.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

43

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2018

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$7,809,059	$—	$7,809,059
U.S. Government Obligations	—	7,396,928	—	7,396,928
U.S. Government Agency
Obligations	—	5,069,213	—	5,069,213
Commercial Mortgage-Backed
Securities	—	2,403,983	—	2,403,983
Collateralized Mortgage
Obligations	—	1,596,908	—	1,596,908
Covered Bonds	—	1,117,373	—	1,117,373
Taxable Municipal Bonds	—	555,565	—	555,565
Sovereign Bonds	—	289,495	—	289,495
Short-Term U.S. Government
Obligations	—	799,890	—	799,890
Short-Term U.S. Government
Agency Obligations	—	699,204	—	699,204
Total Investments in Securities*	$—	$27,737,618	$—	$27,737,618

*	The Portfolio of Investments provides information on the industry categorization for covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

44	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$1,004.81	$2.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.81	$3.01

*	Expenses are equal to the annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

45

Portfolio of Investments
GOVERNMENT CASH MANAGEMENT FUND
June 30, 2018

Principal			Interest
Amount	Security		Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—49.9%
	U.S. Treasury Bills:
$500M	7/12/2018		1.73%		$ 499,735
350M	7/12/2018		1.75		349,812
500M	7/26/2018		1.76		499,387
500M	8/9/2018		1.86		498,993
200M	8/16/2018		1.51		199,612
500M	8/16/2018		1.83		498,830
800M	8/30/2018		1.88		797,496
300M	9/13/2018		1.88		298,842
300M	9/20/2018		1.89		298,725
300M	9/20/2018		1.91		298,710
200M	12/13/2018		2.02		198,148
Total Value of Short-Term U.S. Government Obligations (cost $4,438,290)					4,438,290
	VARIABLE AND FLOATING RATE NOTES—25.4%
500M	Federal Farm Credit Bank, 10/19/2018		2.35		500,370
	Federal Home Loan Bank:
500M	8/24/2018		1.97		500,001
755M	9/14/2018		2.21		755,153
500M	10/26/2018		2.15		500,274
Total Value of Variable and Floating Rate Notes (cost $2,255,798)					2,255,798
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—20.2%
	Federal Farm Credit Bank:
400M	7/30/2018		1.76		399,431
150M	11/1/2018		0.97		149,484
	Federal Home Loan Bank:
500M	8/14/2018		1.90		498,841
750M	8/28/2018		1.88		747,728
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,795,484)					1,795,484
Total Value of Investments (cost $8,489,572)**		95.5%			8,489,572
Other Assets, Less Liabilities		4.5			400,146
Net Assets		100.0%			$8,889,718

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2018.

**	Aggregate cost for federal income tax purposes is the same.

46

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government
Obligations	$—	$4,438,290	$—	$4,438,290
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	2,255,798	—	2,255,798
Short-Term U.S. Government
Agency Obligations	—	1,795,484	—	1,795,484
Total Investments in Securities	$—	$8,489,572	$—	$8,489,572

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	47

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$977.53	$3.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.02	$3.81

*	Expenses are equal to the annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

48

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2018

Shares	Security	Value
	COMMON STOCKS—98.4%
	Consumer Discretionary—8.1%
30,600	Aptiv, PLC	$ 2,803,878
61,900	Aramark Holdings Corp.	2,296,490
35,800	BorgWarner, Inc.	1,545,128
97,500	CBS Corp. – Class “B”	5,481,450
38,200	Home Depot, Inc.	7,452,820
16,000	Lear Corp.	2,972,960
56,600	Magna International, Inc.	3,290,158
18,400	Ross Stores, Inc.	1,559,400
77,600	Tapestry, Inc.	3,624,696
46,500	Walt Disney Co.	4,873,665
30,100	Wyndham Destinations, Inc.	1,332,527
59,300	Wyndham Hotels & Resorts, Inc.	3,488,619
		40,721,791
	Consumer Staples—7.3%
96,700	Altria Group, Inc.	5,491,593
105,878	Coca-Cola Co.	4,643,809
77,500	Conagra Brands, Inc.	2,769,075
184,979	Koninklijke Ahold Delhaize NV (ADR)	4,415,449
48,400	PepsiCo, Inc.	5,269,308
70,600	Philip Morris International, Inc.	5,700,244
58,400	Procter & Gamble Co.	4,558,704
47,850	Wal-Mart Stores, Inc.	4,098,352
		36,946,534
	Energy—10.6%
66,500	Anadarko Petroleum Corp.	4,871,125
80,100	ConocoPhillips	5,576,562
109,700	Devon Energy Corp.	4,822,412
42,100	EOG Resources, Inc.	5,238,503
74,600	ExxonMobil Corp.	6,171,658
100,100	Halliburton Co.	4,510,506
57,700	Hess Corp.	3,859,553
160,622	Marathon Oil Corp.	3,350,575
80,422	Marathon Petroleum Corp.	5,642,408
30,650	Phillips 66	3,442,301
142,007	Suncor Energy, Inc.	5,776,845
		53,262,448

49

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2018

Shares		Security	Value
		Financials—23.2%
96,206		American Express Co.	$ 9,428,188
29,200		American International Group, Inc.	1,548,184
36,200		Ameriprise Financial, Inc.	5,063,656
396,100		Bank of America Corp.	11,166,059
38,000		Chubb, Ltd.	4,826,760
169,800		Citigroup, Inc.	11,363,016
125,800		Citizens Financial Group, Inc.	4,893,620
44,700		Comerica, Inc.	4,064,124
95,543		Discover Financial Services	6,727,183
121,300		Financial Select Sector SPDR Fund (ETF)	3,225,367
25,800		IBERIABANK Corp.	1,955,640
126,488		JPMorgan Chase & Co.	13,180,050
81,000		MetLife, Inc.	3,531,600
42,400		Morgan Stanley	2,009,760
43,500		PNC Financial Services Group, Inc.	5,876,850
80,500		SPDR S&P Regional Banking (ETF)	4,910,500
138,200		Sterling Bancorp	3,247,700
120,200		U.S. Bancorp	6,012,404
248,667		Wells Fargo & Co.	13,786,098
			116,816,759
		Health Care—16.3%
116,200		Abbott Laboratories	7,087,038
42,600		AbbVie, Inc.	3,946,890
15,700		Aetna, Inc.	2,880,950
11,600		Allergan, PLC	1,933,952
48,539		Baxter International, Inc.	3,584,120
32,500	*	Centene Corp.	4,004,325
84,800		CVS Health Corp.	5,456,880
49,500		Gilead Sciences, Inc.	3,506,580
34,200		Hill-Rom Holdings, Inc.	2,987,028
59,975		Johnson & Johnson	7,277,366
69,000		Koninklijke Philips NV (ADR)	2,916,630
41,312		Medtronic, PLC	3,536,720
128,343		Merck & Co., Inc.	7,790,420
205,293		Pfizer, Inc.	7,448,030
27,290		Phibro Animal Health Corp. – Class “A”	1,256,704
25,659		Shire, PLC (ADR)	4,331,239
47,043		Thermo Fisher Scientific, Inc.	9,744,487
29,772		Zoetis, Inc.	2,536,277
			82,225,636

50

Shares		Security	Value
		Industrials—11.2%
18,994		3M Co.	$ 3,736,500
121,900	*	Gardner Denver Holdings, Inc.	3,582,641
61,500		Honeywell International, Inc.	8,859,075
44,600		Ingersoll-Rand, PLC	4,001,958
82,976		Johnson Controls International, PLC	2,775,547
7,900		Lockheed Martin Corp.	2,333,897
28,600		ManpowerGroup, Inc.	2,461,316
98,500		Masco Corp.	3,685,870
66,200	*	MasTec, Inc.	3,359,650
42,900		Owens Corning	2,718,573
126,800		Schneider National, Inc. – Class “B”	3,488,268
12,000		Snap-On, Inc.	1,928,640
24,300		Stanley Black & Decker, Inc.	3,227,283
107,100		Triton International, Ltd.	3,283,686
57,100		United Technologies Corp.	7,139,213
			56,582,117
		Information Technology—13.4%
38,400		Apple, Inc.	7,108,224
82,600		Applied Materials, Inc.	3,815,294
18,300		Broadcom, Ltd.	4,440,312
165,400		Cisco Systems, Inc.	7,117,162
29,043	*	Dell Technologies, Inc. – Class “V”	2,456,457
19,684		DXC Technology Co.	1,586,727
75,600	*	eBay, Inc.	2,741,256
12,500	*	FleetCor Technologies, Inc.	2,633,125
127,100		Intel Corp.	6,318,141
99,000		Microsoft Corp.	9,762,390
27,800	*	NXP Semiconductors NV	3,037,706
98,700		Oracle Corp.	4,348,722
97,788		QUALCOMM, Inc.	5,487,863
46,400		TE Connectivity, Ltd.	4,178,784
37,465		Western Digital Corp.	2,900,166
			67,932,329

51

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2018

Shares	Security		Value
	Materials—2.9%
36,300	FMC Corp.		$ 3,238,323
81,400	International Paper Co.		4,239,312
18,300	Praxair, Inc.		2,894,145
30,550	RPM International, Inc.		1,781,676
32,000	Trinseo SA		2,270,400
			14,423,856
	Real Estate—1.0%
200,200	Brixmor Property Group, Inc. (REIT)		3,489,486
67,700	Tanger Factory Outlet Centers, Inc. (REIT)		1,590,273
			5,079,759
	Telecommunication Services—2.5%
150,600	AT&T, Inc.		4,835,766
155,300	Verizon Communications, Inc.		7,813,143
			12,648,909
	Utilities—1.9%
49,000	CMS Energy Corp.		2,316,720
28,500	Pinnacle West Capital Corp.		2,295,960
38,000	WEC Energy Group, Inc.		2,456,700
50,600	Xcel Energy, Inc.		2,311,408
			9,380,788
Total Value of Common Stocks (cost $312,456,584)		98.4%	496,020,926
Other Assets, Less Liabilities		1.6	8,113,422
Net Assets		100.0%	$504,134,348

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

52

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$496,020,926	$—	$—	$496,020,926

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	53

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$985.82	$4.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.53	$4.31

*	Expenses are equal to the annualized expense ratio of .86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

54

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2018

Shares		Security	Value
		COMMON STOCKS—96.6%
		United Kingdom—15.9%
69,807		British American Tobacco, PLC	$ 3,528,491
76,990		Bunzl, PLC	2,331,891
34,155		DCC, PLC	3,107,991
46,499		Diageo, PLC	1,670,410
454,885		Domino’s Pizza Group, PLC	2,082,558
39,640		London Stock Exchange	2,338,996
53,141		Reckitt Benckiser Group, PLC	4,375,583
184,363		RELX NV	3,932,443
373,702		Rentokil Initial, PLC	1,730,120
			25,098,483
		United States—15.2%
10,425		Accenture, PLC – Class “A”	1,705,426
21,672		Aptiv, PLC	1,985,805
2,578	*	Booking Holdings, Inc.	5,225,838
25,458		Mastercard, Inc. – Class “A”	5,003,006
27,832		Medtronic, PLC	2,382,698
45,802		Philip Morris International, Inc.	3,698,054
30,414		Visa, Inc. – Class “A”	4,028,334
			24,029,161
		India—9.2%
218,090		HDFC Bank, Ltd.	6,711,404
203,389		Housing Development Finance Corp., Ltd.	5,664,257
748,309		Power Grid Corp. of India	2,040,743
			14,416,404
		Canada—8.1%
106,259		Alimentation Couche-Tard, Inc. – Class “B”	4,616,021
46,183		Canadian National Railway Co.	3,777,475
5,636		Constellation Software, Inc.	4,370,885
			12,764,381
		France—7.8%
7,192		L’Oreal SA	1,776,352
9,815		LVMH Moet Hennessy Louis Vuitton SE	3,268,954
29,825		Safran SA	3,624,028
20,910		Teleperformance	3,694,553
			12,363,887

55

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2018

Shares		Security	Value
		Spain—6.8%
19,391		Aena SA	$ 3,521,272
134,622		Grifols SA – Class “A”	4,052,919
91,694		Industria de Diseno Textil SA	3,133,172
			10,707,363
		Ireland—5.7%
535,095		AIB Group, PLC	2,905,714
34,076		Kingspan Group, PLC	1,706,367
38,698		Paddy Power Betfair, PLC	4,293,200
			8,905,281
		Netherlands—4.9%
23,564		Heineken NV	2,367,105
96,121		Unilever NV – CVA	5,363,878
			7,730,983
		Germany—4.1%
30,087		HeidelbergCement AG	2,532,577
34,351		SAP SE	3,969,394
			6,501,971
		Switzerland—3.5%
52,373		Nestle SA	4,066,933
97,328	*	UBS Group AG	1,506,161
			5,573,094
		Japan—3.0%
4,000		Keyence Corp.	2,260,218
17,000		Shimano, Inc.	2,496,681
			4,756,899
		Hong Kong—2.5%
295,408		Techtronic Industries Co., Ltd.	1,647,305
45,281		Tencent Holdings, Ltd.	2,272,823
			3,920,128
		Taiwan—2.4%
101,555		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,712,851

56

Shares or
Principal
Amount		Security	Value
		Belgium—2.3%
35,928		Anheuser-Busch InBev SA	$ 3,629,260
		China—2.1%
17,849	*	Alibaba Group Holding, Ltd. (ADR)	3,311,525
		Australia—1.1%
11,958		CSL, Ltd.	1,704,594
		Brazil—1.0%
340,988		Ambev SA (ADR)	1,578,774
		South Africa—1.0%
6,184		Naspers, Ltd.	1,571,076
Total Value of Common Stocks (cost $112,278,838)			152,276,115
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.9%
		United States
$ 3,000M		Federal Home Loan Bank, 1.79%, 7/16/2018 (cost $2,997,760)	2,997,831
Total Value of Investments (cost $115,276,598)		98.5%	155,273,946
Other Assets, Less Liabilities		1.5	2,361,454
Net Assets		100.0%	$157,635,400

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

57

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2018

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$25,098,483	$—	$—	$25,098,483
United States	24,029,161	—	—	24,029,161
India	14,416,404	—	—	14,416,404
Canada	12,764,381	—	—	12,764,381
France	12,363,887	—	—	12,363,887
Spain	10,707,363	—	—	10,707,363
Ireland	8,905,281	—	—	8,905,281
Netherlands	7,730,983	—	—	7,730,983
Germany	6,501,971	—	—	6,501,971
Switzerland	5,573,094	—	—	5,573,094
Japan	4,756,899	—	—	4,756,899
Hong Kong	3,920,128	—	—	3,920,128
Taiwan	3,712,851	—	—	3,712,851
Belgium	3,629,260	—	—	3,629,260
China	3,311,525	—	—	3,311,525
Australia	1,704,594	—	—	1,704,594
Brazil	1,578,774	—	—	1,578,774
South Africa	1,571,076	—	—	1,571,076
Short-Term U.S. Government
Agency Obligations	—	2,997,831	—	2,997,831
Total Investments in Securities	$152,276,115	$2,997,831	$—	$155,273,946

During the period ended June 30, 2018, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

58	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$972.03	$3.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

*	Expenses are equal to the annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

59

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2018

Principal
Amount	Security	Value
	CORPORATE BONDS—91.2%
	Aerospace/Defense—1.4%
$ 500M	Rockwell Collins, Inc., 3.2%, 3/15/2024	$ 482,309
400M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	394,929
		877,238
	Automotive—2.7%
	Daimler Finance NA, LLC:
200M	3.35%, 2/22/2023 (a)	196,670
250M	3.2029%, 5/4/2023 (a) †	250,913
490M	Ford Motor Credit Co., LLC, 3.5888%, 2/15/2023 †	493,331
400M	Lear Corp., 5.25%, 1/15/2025	411,794
400M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	381,147
		1,733,855
	Chemicals—2.6%
500M	Dow Chemical Co., 3.5%, 10/1/2024	487,637
400M	LYB International Finance Co. BV, 3.5%, 3/2/2027	375,792
500M	LyondellBasell Industries NV, 6%, 11/15/2021	535,487
300M	Nutrien, Ltd., 3.375%, 3/15/2025	282,757
		1,681,673
	Energy—9.6%
	Andeavor Logistics, LP:
300M	3.5%, 12/1/2022	293,420
200M	5.25%, 1/15/2025	205,225
450M	BP Capital Markets, PLC, 3.216%, 11/28/2023	441,698
575M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	593,631
500M	Continental Resources, Inc., 5%, 9/15/2022	507,178
400M	Enable Midstream Partners, LP, 4.4%, 3/15/2027	381,132
500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	506,289
300M	Enterprise Products Operating, 7.55%, 4/15/2038	393,663
	Kinder Morgan Energy Partners, LP:
300M	3.5%, 3/1/2021	299,361
500M	3.45%, 2/15/2023	483,009
	Kinder Morgan, Inc.:
150M	5.625%, 11/15/2023 (a)	159,906
250M	4.3%, 3/1/2028	243,347
500M	Magellan Midstream Partners, LP, 5%, 3/1/2026	527,396
400M	Noble Energy, Inc., 3.85%, 1/15/2028	383,007

60

Principal
Amount	Security	Value
	Energy (continued)
	Valero Energy Corp.:
$ 300M	4.35%, 6/1/2028	$ 299,269
300M	6.625%, 6/15/2037	359,754
		6,077,285
	Financial Services—10.8%
	American International Group, Inc.:
400M	3.75%, 7/10/2025	386,960
200M	4.7%, 7/10/2035	195,126
500M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	523,168
300M	Brookfield Finance, Inc., 4%, 4/1/2024	297,172
500M	ERAC USA Finance, LLC, 4.5%, 8/16/2021 (a)	512,806
600M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	642,765
250M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035	242,629
700M	General Electric Capital Corp., 4.65%, 10/17/2021	728,409
400M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	415,126
500M	International Lease Finance Corp., 8.25%, 12/15/2020	551,626
500M	Key Bank NA, 3.4%, 5/20/2026	476,732
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	415,705
300M	National City Corp., 6.875%, 5/15/2019	310,017
600M	Protective Life Corp., 7.375%, 10/15/2019	631,849
300M	Prudential Financial, Inc., 7.375%, 6/15/2019	312,530
200M	Travelers Cos., Inc., 4.05%, 3/7/2048	194,305
		6,836,925
	Financials—22.6%
	Bank of America Corp.:
300M	3.5416%, 10/21/2022 †	305,640
1,000M	4.2%, 8/26/2024	1,006,030
475M	5.875%, 2/7/2042	557,224
	Barclays Bank, PLC:
400M	5.125%, 1/8/2020	411,221
600M	3.75%, 5/15/2024	591,976
300M	Capital One Financial Corp., 3.75%, 4/24/2024	294,632
	Citigroup, Inc.:
200M	2.9%, 12/8/2021	196,083
450M	4.5%, 1/14/2022	462,609
450M	4.3%, 11/20/2026	439,870
400M	Deutsche Bank AG of New York, 3.7%, 5/30/2024	371,800

61

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2018

Principal
Amount	Security	Value
	Financials (continued)
	Goldman Sachs Group, Inc.:
$ 800M	5.75%, 1/24/2022	$ 856,546
300M	3.625%, 1/22/2023	298,338
750M	3.272%, 9/29/2025 †	712,736
500M	3.5%, 11/16/2026	471,612
700M	6.125%, 2/15/2033	801,642
250M	HSBC Holdings, PLC, 3.95%, 5/18/2024	249,269
	JPMorgan Chase & Co.:
250M	4.5%, 1/24/2022	258,730
800M	3.54%, 5/1/2028 †	766,774
550M	6.4%, 5/15/2038	675,715
	Morgan Stanley:
725M	5.5%, 7/28/2021	767,725
300M	4%, 7/23/2025	299,361
400M	3.625%, 1/20/2027	384,508
	U.S. Bancorp:
500M	3.6%, 9/11/2024	494,348
300M	3.1%, 4/27/2026	283,245
400M	UBS AG, 4.875%, 8/4/2020	413,030
300M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (a)	298,396
	Wells Fargo & Co.:
900M	3.45%, 2/13/2023	882,959
250M	4.75%, 12/7/2046	242,476
	Wells Fargo Bank NA:
250M	5.85%, 2/1/2037	286,440
250M	6.6%, 1/15/2038	312,172
		14,393,107
	Food/Beverage/Tobacco—4.2%
	Anheuser-Busch InBev Finance, Inc.:
200M	3.65%, 2/1/2026	195,981
900M	4.7%, 2/1/2036	914,865
550M	Bunge, Ltd. Finance Corp., 8.5%, 6/15/2019	577,848
440M	Ingredion, Inc., 4.625%, 11/1/2020	451,255
525M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021 (a)	525,822
		2,665,771
	Forest Products/Containers—1.0%
400M	Packaging Corp. of America, 3.4%, 12/15/2027	378,014
250M	Rock-Tenn Co., 4.9%, 3/1/2022	260,630
		638,644

62

Principal
Amount	Security	Value
	Health Care—2.8%
$ 300M	Bayer U.S. Finance II, LLC, 4.375%, 12/15/2028 (a)	$ 301,196
	CVS Health Corp.:
400M	3.875%, 7/20/2025	388,164
200M	4.3%, 3/25/2028	197,670
450M	Express Scripts Holding Co., 4.75%, 11/15/2021	464,628
400M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	402,802
		1,754,460
	Information Technology—2.7%
350M	Apple, Inc., 3%, 11/13/2027	332,984
400M	Corning, Inc., 7.25%, 8/15/2036	475,344
900M	Diamond 1 Finance Corp., 4.42%, 6/15/2021 (a)	913,771
		1,722,099
	Manufacturing—1.2%
250M	CRH America, Inc., 3.4%, 5/9/2027 (a)	235,751
500M	Johnson Controls International, PLC, 5%, 3/30/2020	514,587
		750,338
	Media-Broadcasting—2.0%
200M	ABC, Inc., 8.75%, 8/15/2021	231,644
	Comcast Corp.:
400M	2.75%, 3/1/2023	384,766
700M	4.25%, 1/15/2033	684,683
		1,301,093
	Media-Diversified—.6%
400M	Time Warner, Inc., 3.6%, 7/15/2025	380,909
	Metals/Mining—2.4%
500M	Arconic, Inc., 6.15%, 8/15/2020	521,875
500M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	503,774
500M	Newmont Mining Corp., 5.125%, 10/1/2019	511,294
		1,536,943

63

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2018

Principal
Amount	Security	Value
	Real Estate—8.7%
$ 400M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	$ 385,001
400M	Boston Properties, LP, 5.875%, 10/15/2019	412,080
	Digital Realty Trust, LP:
300M	5.25%, 3/15/2021	312,502
800M	4.75%, 10/1/2025	825,610
200M	Duke Realty Corp., 3.25%, 6/30/2026	187,908
400M	ERP Operating, LP, 3.375%, 6/1/2025	390,879
300M	Essex Portfolio, LP, 3.875%, 5/1/2024	298,203
200M	HCP, Inc., 4.25%, 11/15/2023	201,415
200M	Prologis, LP, 3.875%, 9/15/2028	200,541
	Realty Income Corp.:
500M	3.875%, 4/15/2025	493,698
200M	4.125%, 10/15/2026	199,414
500M	Simon Property Group, LP, 3.375%, 10/1/2024	488,376
400M	Ventas Realty, LP, 4.75%, 6/1/2021	412,283
425M	Vornado Realty, LP, 3.5%, 1/15/2025	407,413
300M	Welltower, Inc., 4%, 6/1/2025	294,659
		5,509,982
	Retail-General Merchandise—1.6%
400M	Amazon.com, Inc., 4.8%, 12/5/2034	439,499
500M	Home Depot, Inc., 5.875%, 12/16/2036	607,907
		1,047,406
	Telecommunications—2.4%
500M	AT&T, Inc., 4.25%, 3/1/2027	490,234
	Verizon Communications, Inc.:
200M	3.4425%, 5/15/2025	199,956
900M	4.272%, 1/15/2036	832,740
		1,522,930
	Transportation—2.9%
250M	Air Lease Corp., 3.875%, 7/3/2023	247,799
300M	Aviation Capital Group, LLC, 3.5%, 11/1/2027 (a)	275,230
	Burlington Northern Santa Fe, LLC:
200M	5.75%, 5/1/2040	237,448
400M	5.15%, 9/1/2043	444,296
300M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	312,212
350M	Southwest Airlines Co., 3%, 11/15/2026	325,157
		1,842,142

64

Principal
Amount
or Shares	Security	Value
	Utilities—8.5%
$ 500M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	$ 494,621
300M	Electricite de France SA, 3.625%, 10/13/2025 (a)	293,984
300M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	300,464
400M	Exelon Generation Co., LLC, 3.4%, 3/15/2022	397,690
429M	Great River Energy, 4.478%, 7/1/2030 (a)	459,484
500M	Ohio Power Co., 5.375%, 10/1/2021	532,764
450M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	454,348
	ONEOK, Inc.:
400M	7.5%, 9/1/2023	458,593
500M	4.55%, 7/15/2028	505,385
400M	ONEOK Partners, LP, 3.375%, 10/1/2022	394,962
171M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	167,331
	Sempra Energy:
604M	9.8%, 2/15/2019	628,579
300M	2.8477%, 1/15/2021 †	300,175
		5,388,380
	Wireless Communications—.5%
	Vodafone Group, PLC:
100M	3.75%, 1/16/2024	99,268
200M	4.375%, 5/30/2028	198,016
		297,284
Total Value of Corporate Bonds (cost $58,809,668)		57,958,464
	EXCHANGE TRADED FUNDS—4.6%
34,200	iShares iBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $2,933,090)	2,909,736
	PASS-THROUGH CERTIFICATES—.8%
	Transportation
$ 500M	American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029
	(cost $500,000)	483,273
	TAXABLE MUNICIPAL BONDS—.4%
250M	California State GO, 4.6%, 4/1/2038 (cost $263,279)	262,280
Total Value of Investments (cost $62,506,037)	97.0%	61,613,753
Other Assets, Less Liabilities	3.0	1,895,306
Net Assets	100.0%	$63,509,059

65

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2018

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	GO	General Obligation
	PTT	Pass Through Trust
	USD	United States Dollar

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$57,958,464	$—	$57,958,464
Exchange Traded Funds	2,909,736	—	—	2,909,736
Pass-Through Certificates	—	483,273	—	483,273
Taxable Municipal Bonds	—	262,280	—	262,280
Total Investments in Securities*	$2,909,736	$58,704,017	$—	$61,613,753

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

66	See notes to financial statements

Fund Expenses (unaudited)
LIMITED DURATION BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$990.34	$6.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.54	$6.31

*	Expenses are equal to the annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

67

Portfolio of Investments (continued)
LIMITED DURATION BOND FUND
June 30, 2018

Principal
Amount	Security	Value
	CORPORATE BONDS—79.9%
	Automotive—12.5%
$ 200M	Daimler Finance NA, LLC, 2.75294%, 5/4/2020 (a)†	$ 199,983
210M	Ford Motor Credit Co., LLC, 3.58875%, 2/15/2023 †	211,428
	General Motors Financial Co., Inc.:
100M	3.55%, 4/9/2021	99,741
108M	3.89769%, 1/14/2022 †	110,717
150M	Hyundai Capital America, 3.26088%, 7/8/2021 (a)†	150,136
110M	O’Reilly Automotive, Inc., 4.625%, 9/15/2021	113,710
		885,715
	Chemicals—1.4%
100M	Dow Chemical Co., 4.25%, 11/15/2020	102,198
	Energy—1.4%
100M	Continental Resources, Inc., 5%, 9/15/2022	101,436
	Financial Services—5.7%
200M	PNC Bank, NA, 2.7%, 11/1/2022	192,372
100M	Protective Life Corp., 7.375%, 10/15/2019	105,308
100M	Prudential Financial, Inc., 7.375%, 6/15/2019	104,177
		401,857
	Financials—16.7%
100M	Bank of Montreal, 1.9%, 8/27/2021	95,681
100M	Barclays Bank, PLC, 6.75%, 5/22/2019	103,243
100M	Capital One Financial Corp., 3.05%, 3/9/2022	98,092
200M	Danske Bank AS, 2.7%, 3/2/2022 (a)	194,153
100M	Deutsche Bank AG of New York, 3.15%, 1/22/2021	96,836
100M	Goldman Sachs Group, Inc., 3.36781%, 6/5/2023 †	100,739
100M	JPMorgan Chase & Co., 4.5%, 1/24/2022	103,492
200M	Lloyds Bank, PLC, 3%, 1/11/2022	194,968
100M	Wells Fargo & Co., 3.45%, 2/13/2023	98,107
100M	Wells Fargo Bank, NA, 2.6%, 1/15/2021	98,443
		1,183,754

68

Principal
Amount	Security	Value
	Food/Beverage/Tobacco—6.7%
$ 200M	Bunge, Ltd. Finance Corp., 8.5%, 6/15/2019	$ 210,127
	General Mills, Inc.:
100M	2.89281%, 4/16/2021 †	100,189
100M	3.36281%, 10/17/2023 †	100,921
60M	Ingredion, Inc., 4.625%, 11/1/2020	61,535
		472,772
	Health Care—9.9%
600M	CVS Health Corp., 3.125%, 3/9/2020	599,469
100M	Gilead Sciences, Inc., 2.55%, 9/1/2020	98,829
		698,298
	Information Technology—1.3%
100M	QUALCOMM, Inc., 2.6%, 1/30/2023	95,685
	Metals/Mining—1.5%
100M	Viterra, Inc., 5.95%, 8/1/2020	104,639
	Real Estate—8.5%
200M	American Tower Trust I, 3.07%, 3/15/2023 (a)	196,465
100M	Boston Properties, LP, 5.875%, 10/15/2019	103,020
100M	Digital Realty Trust, LP, 2.75%, 2/1/2023	95,351
100M	Realty Income Corp., 3.25%, 10/15/2022	98,545
100M	Welltower, Inc., 6.125%, 4/15/2020	104,700
		598,081
	Telecommunications—2.7%
100M	AT&T, Inc., 2.45%, 6/30/2020	98,535
100M	Verizon Communications, Inc., 1.75%, 8/15/2021	95,650
		194,185
	Transportation—5.1%
200M	Aviation Capital Group, LLC, 7.125%, 10/15/2020 (a)	215,810
141M	Heathrow Funding, Ltd., 4.875%, 7/15/2021 (a)	147,596
		363,406

69

Portfolio of Investments (continued) (continued)
LIMITED DURATION BOND FUND
June 30, 2018

Principal
Amount or
Shares	Security	Value
	Utilities—6.5%
$ 100M	Arizona Public Service Co., 8.75%, 3/1/2019	$ 103,816
138M	Entergy Corp., 5.125%, 9/15/2020	142,454
115M	Sempra Energy, 2.79063%, 3/15/2021 †	115,095
100M	Wisconsin Public Service Corp., 1.65%, 12/4/2018	99,694
		461,059
Total Value of Corporate Bonds (cost $5,737,994)		5,663,085
	ASSET BACKED SECURITIES—13.8%
	Fixed Autos—8.8%
150M	CarMax Auto Owner Trust, 3.37%, 10/16/2023	150,008
126M	Ford Credit Floorplan Master Owner Trust, 1.76%, 2/15/2021	125,346
100M	GM Financial Automobile Leasing, 3.31%, 4/20/2022	99,982
189M	Harley-Davidson Motorcycle Trust, 1.67%, 8/15/2022	187,980
60M	Santander Drive Auto Receivables, 3.03%, 9/15/2022	59,898
		623,214
	Fixed Financials—1.9%
133M	American Credit Acceptance, 2.61%, 5/10/2021 (a)	132,547
	Fixed Telecommunications Services—3.1%
220M	Verizon Owner Trust, 1.92%, 12/20/2021 (a)	216,953
Total Value of Asset Backed Securities (cost $972,836)		972,714
	EXCHANGE TRADED FUNDS—4.9%
4,045	iShares iBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $346,428)	344,149

70

Principal
Amount	Security		Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—4.5%
	Fannie Mae—3.3%
$ 96M	3%, 8/1/2026 – 9/1/2027		$ 96,199
136M	3.5%, 12/1/2025 – 12/1/2029		137,997
			234,196

	Freddie Mac—1.2%
83M	3%, 8/1/2027 – 8/1/2030		82,986
Total Value of Residential Mortgage-Backed Securities (cost $327,081)			317,182
Total Value of Investments (cost $7,384,339)		103.1%	7,297,130
Excess of Liabilities Over Other Assets		(3.1)	(222,561)
Net Assets		100.0%	$7,074,569

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	USD	United States Dollar

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

71

Portfolio of Investments (continued) (continued)
LIMITED DURATION BOND FUND
June 30, 2018

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$5,663,085	$—	$5,663,085
Asset Backed Securities	—	972,714	—	972,714
Exchange Traded Funds	344,149	—	—	344,149
Residential Mortgage Backed
Securities	—	317,182	—	317,182
Total Investments in Securities*	$344,149	$6,952,981	$—	$7,297,130

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

72	See notes to financial statements

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$996.08	$4.11
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.16

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

73

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2018

Shares		Security	Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—17.3%
21,100		Acushnet Holdings Corp.	$ 516,106
11,100		Aramark Holdings Corp.	411,810
13,800		Big Lots, Inc.	576,564
8,400		BorgWarner, Inc.	362,544
13,900		Dana, Inc.	280,641
22,300		DSW, Inc. – Class “A”	575,786
11,800	*	Fox Factory Holding Corp.	549,290
7,800	*	Helen of Troy, Ltd.	767,910
2,600		Lear Corp.	483,106
10,300	*	LKQ Corp.	328,570
8,600		Magna International, Inc.	499,918
10,300		Meredith Corp.	525,300
20,900	*	Michaels Cos., Inc.	400,653
6,100		Nordstrom, Inc.	315,858
6,500		Oxford Industries, Inc.	539,370
8,300		Penske Automotive Group, Inc.	388,855
4,700		Ross Stores, Inc.	398,325
12,700		Ruth’s Hospitality Group, Inc.	356,235
22,200	*	ServiceMaster Holdings, Inc.	1,320,234
13,400		Tapestry, Inc.	625,914
19,200	*	Taylor Morrison Home Corp. – Class “A”	398,976
32,000	*	TRI Pointe Group, Inc.	523,520
19,500	*	William Lyon Homes – Class “A”	452,400
6,600		Wyndham Destinations, Inc.	292,182
6,600		Wyndham Hotels & Resorts, Inc.	388,278
			12,278,345
		Consumer Staples—6.3%
7,600		B&G Foods, Inc.	227,240
12,600		Conagra Brands, Inc.	450,198
2,600		Keurig Dr Pepper, Inc.	317,200
33,600		Koninklijke Ahold Delhaize NV (ADR)	802,032
3,400		McCormick & Co., Inc.	394,706
18,900	*	Performance Food Group Co.	693,630
11,400		Pinnacle Foods, Inc.	741,684
22,000	*	U.S. Foods Holding Corp.	832,040
			4,458,730

74

Shares		Security	Value
		Energy—4.7%
11,600		Devon Energy Corp.	$ 509,936
5,200		EOG Resources, Inc.	647,036
5,800		EQT Corp.	320,044
5,500		Hess Corp.	367,895
9,500		National Oilwell Varco, Inc.	412,300
18,400		PBF Energy, Inc. – Class “A”	771,512
19,400	*	ProPetro Holding Corp.	304,192
			3,332,915
		Financials—14.4%
4,800		Ameriprise Financial, Inc.	671,424
14,100		Berkshire Hills Bancorp, Inc.	572,460
32,700		Citizens Financial Group, Inc.	1,272,030
5,200		Comerica, Inc.	472,784
15,000		Discover Financial Services	1,056,150
23,500		Financial Select Sector SPDR Fund (ETF)	624,865
9,800		First Republic Bank	948,542
20,000		FNF Group, Inc.	752,400
8,100		Great Western Bancorp, Inc.	340,119
8,700		IBERIABANK Corp.	659,460
7,800		Nasdaq, Inc.	711,906
7,600		Selective Insurance Group, Inc.	418,000
10,300		SPDR S&P Regional Banking (ETF)	628,300
32,300		Sterling Bancorp	759,050
16,000		Waddell & Reed Financial, Inc. – Class “A”	287,520
			10,175,010
		Health Care—11.4%
11,500	*	Centene Corp.	1,416,915
6,500	*	Charles River Laboratories International, Inc.	729,690
7,800		Gilead Sciences, Inc.	552,552
9,900		Hill-Rom Holdings, Inc.	864,666
22,000		Phibro Animal Health Corp. – Class “A”	1,013,100
21,700	*	Prestige Brands, Inc.	832,846
3,500		Quest Diagnostics, Inc.	384,790
12,500		Smith & Nephew, PLC (ADR)	469,125
6,400		Thermo Fisher Scientific, Inc.	1,325,696
2,400	*	Waters Corp.	464,616
			8,053,996

75

Portfolio of Investments (continued) (continued)
OPPORTUNITY FUND
June 30, 2018

Shares		Security	Value
		Industrials—15.7%
16,900		A. O. Smith Corp.	$ 999,635
11,200		AAR Corp.	520,688
9,000		Apogee Enterprises, Inc.	433,530
12,300		ESCO Technologies, Inc.	709,710
22,400	*	Evoqua Water Technologies Corp.	459,200
24,400	*	Gardner Denver Holdings, Inc.	717,116
6,400		Ingersoll-Rand, PLC	574,272
5,300		J. B. Hunt Transport Services, Inc.	644,215
16,600		Korn/Ferry International	1,028,038
2,600		ManpowerGroup, Inc.	223,756
24,600		Masco Corp.	920,532
16,100	*	MasTec, Inc.	817,075
5,200		Owens Corning	329,524
1,800		Roper Technologies, Inc.	496,638
29,400		Schneider National, Inc. – Class “B”	808,794
2,500		Snap-On, Inc.	401,800
3,200		Stanley Black & Decker, Inc.	424,992
19,300		Triton International, Ltd.	591,738
			11,101,253
		Information Technology—14.0%
7,000		Belden, Inc.	427,840
3,200		Broadcom, Ltd.	776,448
23,000		Cypress Semiconductor Corp.	358,340
10,300	*	Fiserv, Inc.	763,127
4,000	*	FleetCor Technologies, Inc.	842,600
2,900	*	IAC/InterActiveCorp	442,221
4,400		Lam Research Corp.	760,540
5,500		LogMeIn, Inc.	567,875
7,300		NetApp, Inc.	573,269
8,200	*	NETGEAR, Inc.	512,500
11,500		SS&C Technologies Holdings, Inc.	596,850
4,200		TE Connectivity, Ltd.	378,252
4,500	*	Tech Data Corp.	369,540
9,800		Technology Select Sector SPDR Fund (ETF)	680,806
43,950		Travelport Worldwide, Ltd.	814,833
6,800		Western Digital Corp.	526,388
3,900	*	Zebra Technologies Corp. – Class “A”	558,675
			9,950,104

76

Shares		Security		Value
		Materials—7.6%
9,600	*	Berry Global Group, Inc.		$ 441,024
2,300		Eastman Chemical Co.		229,908
15,000	*	Ferro Corp.		312,750
9,400		FMC Corp.		838,574
7,100		Greif, Inc.		375,519
5,700		KMG Chemicals, Inc.		420,546
2,600		Praxair, Inc.		411,190
8,500		Sealed Air Corp.		360,825
30,600	*	Summit Materials, Inc. – Class “A”		803,250
11,400		Trinseo SA		808,830
22,300	*	Venator Materials, PLC		364,828
				5,367,244
		Real Estate—4.4%
34,500		Brixmor Property Group, Inc. (REIT)		601,335
11,000		Douglas Emmett, Inc. (REIT)		441,980
4,400		Federal Realty Investment Trust (REIT)		556,820
16,300		GGP, Inc. (REIT)		333,009
25,800		RLJ Lodging Trust (REIT)		568,890
26,500		Tanger Factory Outlet Centers, Inc. (REIT)		622,485
				3,124,519
		Utilities—2.3%
15,400		NiSource, Inc.		404,712
9,400		Portland General Electric Co.		401,944
12,900		WEC Energy Group, Inc.		833,985
				1,640,641
Total Value of Common Stocks (cost $55,598,088)			98.1%	69,482,757
Other Assets, Less Liabilities			1.9	1,364,050
Net Assets			100.0%	$70,846,807

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

77

Portfolio of Investments (continued) (continued)
OPPORTUNITY FUND
June 30, 2018

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$69,482,757	$—	$—	$69,482,757

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

78	See notes to financial statements

Fund Expenses (unaudited)
REAL ESTATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$1,010.69	$6.13
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.69	$6.16

*	Expenses are equal to the annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

79

Portfolio of Investments (continued)
REAL ESTATE FUND
June 30, 2018

Shares		Security	Value
		COMMON STOCKS—91.8%
		Apartments REITs—11.4%
1,112		Apartment Investment & Management Co. – Class “A”	$ 47,038
1,606		AvalonBay Communities, Inc.	276,055
809		Camden Property Trust	73,724
3,464		Equity Residential Properties	220,622
311		Essex Property Trust, Inc.	74,351
1,078		Mid-America Apartment Communities, Inc.	108,522
512		UDR, Inc.	19,220
			819,532
		Diversified REITs—3.6%
266		CoreCivic, Inc.	6,355
164		Digital Realty Trust, Inc.	18,299
1,816		Duke Realty Corp.	52,718
2,148		Forest City Realty Trust, Inc.	48,996
1,803		Vornado Realty Trust	133,278
			259,646
		Health Care REITs—14.4%
8,863		HCP, Inc.	228,843
110		Healthcare Realty Trust, Inc.	3,199
183		Healthcare Trust of America, Inc.	4,934
207		LTC Properties, Inc.	8,847
3,608		Omega Heathcare Investors, Inc.	111,848
1,141	*	Quality Care Properties, Inc.	24,543
7,912		Sabra Health Care REIT, Inc.	171,928
2,837		Senior Housing Properties Trust	51,321
2,833		Ventas, Inc.	161,339
4,301		Welltower, Inc.	269,630
			1,036,432
		Hotels REITs—.1%
515		Sunstone Hotel Investors, Inc.	8,559
		Infrastructure REITs—4.3%
136		CorEnergy Infrastructure Trust, Inc.	5,114
110		Crown Castle International Corp.	11,860
14,585		Uniti Group, Inc.	292,138
			309,112

80

Shares		Security	Value
		Manufactured Homes REITs—3.7%
2,025		Equity LifeStyle Properties, Inc.	$ 186,098
801		Sun Communities, Inc.	78,402
			264,500
		Office Property REITs—7.9%
543		Alexandria Real Estate Equities, Inc.	68,510
1,952		Boston Properties, Inc.	244,820
293		Brandywine Realty Trust	4,946
953		City Office REIT, Inc.	12,227
1,070		Corporate Office Properties Trust	31,019
304		Douglas Emmett, Inc.	12,215
436		Empire State Realty Trust, Inc. – Class “A”	7,456
1,272	*	Equity Commonwealth	40,068
44		Franklin Street Properties Corp.	377
951		JBG SMITH Properties	34,683
640		Mack-Cali Realty Corp.	12,979
832		Paramount Group, Inc.	12,813
567		Piedmont Office Realty Trust, Inc. – Class “A”	11,300
353		SL Green Realty Corp.	35,487
1,716		Tier REIT, Inc.	40,806
			569,706
		Real Estate Services—1.4%
600		FNF Group, Inc.	22,572
2,019	*	Marcus & Millichap, Inc.	78,761
			101,333
		Regional Malls REITs—25.2%
9,461		CBL & Associates Properties, Inc.	52,698
18,721		GGP, Inc.	382,470
4,665		Macerich Co.	265,112
3,668		Pennsylvania REIT	40,311
3,803		Simon Property Group, Inc.	647,233
8,603		Tanger Factory Outlet Centers, Inc.	202,084
3,416		Taubman Centers, Inc.	200,724
3,449		Washington Prime Group, Inc.	27,971
			1,818,603

81

Portfolio of Investments (continued) (continued)
REAL ESTATE FUND
June 30, 2018

Shares		Security	Value
		Shopping Centers REITs—2.4%
103		Acadia Realty Trust	$ 2,819
1,039		Brixmor Property Group, Inc.	18,110
308		Cedar Realty Trust, Inc.	1,454
2,017		DDR Corp.	36,104
202		Federal Realty Investment Trust	25,563
992		Kimco Realty Corp.	16,854
396		Kite Realty Group Trust	6,764
169		Ramco-Gershenson Properties Trust	2,233
315		Regency Centers Corp.	19,555
3,522		Retail Properties of America, Inc. – Class “A’	45,011
52		Weingarten Realty Investors	1,602
			176,069
		Single Tenant REITs—1.9%
3,971		Select Income REIT	89,228
73	*	Spirit MTA REIT	752
734		Spirit Realty Capital, Inc.	5,894
1,393		STORE Capital Corp.	38,168
513		VEREIT, Inc.	3,817
			137,859
		Specialized REITs—.7%
2,500		OUTFRONT Media, Inc.	48,625
		Storage REITs—13.2%
5,747		CubeSmart	185,168
1,461		Extra Space Storage, Inc.	145,822
90		Iron Mountain, Inc.	3,151
1,448		Life Storage, Inc.	140,905
2,117		Public Storage	480,263
			955,309
		Student Housing REITs—.3%
552		American Campus Communities, Inc.	23,670
		Warehouse/Industrial REITs—1.3%
81		DCT Industrial Trust, Inc.	5,405
39		EastGroup Properties, Inc.	3,727

82

Shares	Security		Value
	Warehouse/Industrial REITs (continued)
194	First Industrial Realty Trust, Inc.		$ 6,468
205	Liberty Property Trust		9,088
992	Prologis, Inc.		65,164
			89,852
Total Value of Common Stocks (cost $6,412,805)		91.8%	6,618,807
Other Assets, Less Liabilities		8.2	589,638
Net Assets		100.0%	$7,208,445

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,618,807	$—	$—	$6,618,807

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	83

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$1,060.74	$4.14
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

84

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2018

Shares		Security	Value
		COMMON STOCKS—98.9%
		Consumer Discretionary—15.2%
15,225		Home Depot, Inc.	$ 2,970,397
18,277		Las Vegas Sands Corp.	1,395,632
9,100		Lear Corp.	1,690,871
10,700		McDonald’s Corp.	1,676,583
12,500		PVH Corp.	1,871,500
32,300	*	TripAdvisor, Inc.	1,799,433
			11,404,416
		Consumer Staples—4.8%
30,500		Sysco Corp.	2,082,845
17,400		Wal-Mart Stores, Inc.	1,490,310
			3,573,155
		Energy—.9%
5,260		Chevron Corp.	665,022
		Financials—9.4%
29,200		Bank of New York Mellon Corp.	1,574,756
15,090		Discover Financial Services	1,062,487
16,200		JPMorgan Chase & Co.	1,688,040
22,100		SunTrust Banks, Inc.	1,459,042
25,900		U.S. Bancorp	1,295,518
			7,079,843
		Health Care—15.0%
26,700		Baxter International, Inc.	1,971,528
5,100	*	Biogen, Inc.	1,480,224
22,000	*	Centene Corp.	2,710,620
21,700		Eli Lilly & Co.	1,851,661
14,000	*	Varian Medical Systems, Inc.	1,592,080
8,400	*	Waters Corp.	1,626,156
			11,232,269

85

Portfolio of Investments (continued) (continued)
SELECT GROWTH FUND
June 30, 2018

Shares		Security		Value
		Industrials—12.8%
6,200		Boeing Co.		$ 2,080,162
18,100		Eaton Corp., PLC		1,352,794
23,000		Emerson Electric Co.		1,590,220
6,500		Huntington Ingalls Industries, Inc.		1,409,135
16,400		Landstar Systems, Inc.		1,790,880
9,100		Parker Hannifin Corp.		1,418,235
				9,641,426
		Information Technology—38.5%
16,300	*	Adobe Systems, Inc.		3,974,103
1,600	*	Alphabet, Inc. – Class “A”		1,806,704
9,200		Apple, Inc.		1,703,012
12,100	*	Arista Networks, Inc.		3,115,629
65,900	*	Cadence Design Systems, Inc.		2,854,129
11,800	*	F5 Networks, Inc.		2,034,910
14,000	*	Facebook, Inc.		2,720,480
7,700	*	FleetCor Technologies, Inc.		1,622,005
19,700		Microsoft Corp.		1,942,617
36,400		NetApp, Inc.		2,858,492
20,600	*	PayPal Holdings, Inc.		1,715,362
22,000	*	Take-Two Interactive Software, Inc.		2,603,920
				28,951,363
		Materials—2.3%
15,700		Celanese Corp. – Class “A”		1,743,642
Total Value of Common Stocks (cost $51,970,019)			98.9%	74,291,136
Other Assets, Less Liabilities			1.1	833,328
Net Assets			100.0%	$75,124,464

*	Non-income producing

86

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$74,291,136	$—	$—	$74,291,136

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	87

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$1,015.55	$3.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.87	$3.96

*	Expenses are equal to the annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

88

Portfolio of Investments
SPECIAL SITUATIONS FUND
June 30, 2018

Shares		Security	Value
		COMMON STOCKS—97.4%
		Consumer Discretionary—13.9%
102,900	*	Century Communities, Inc.	$ 3,246,495
27,100		Cheesecake Factory, Inc.	1,492,126
12,900		Children’s Place, Inc.	1,558,320
69,600		Dana, Inc.	1,405,224
94,400		DSW, Inc. – Class “A”	2,437,408
56,700		Entercom Communications Corp. – Class “A”	428,085
38,000	*	Genesco, Inc.	1,508,600
67,100		Haverty Furniture Cos., Inc.	1,449,360
17,300	*	Helen of Troy, Ltd.	1,703,185
31,200		Meredith Corp.	1,591,200
67,000	*	Michaels Cos., Inc.	1,284,390
51,800	*	Motorcar Parts of America, Inc.	969,178
24,000		Oxford Industries, Inc.	1,991,520
34,500		Penske Automotive Group, Inc.	1,616,325
45,000		Ruth’s Hospitality Group, Inc.	1,262,250
51,000	*	ServiceMaster Holdings, Inc.	3,032,970
139,000	*	TRI Pointe Group, Inc.	2,274,040
19,000	*	Visteon Corp.	2,455,560
78,400	*	William Lyon Homes – Class “A”	1,818,880
58,300		Wolverine World Wide, Inc.	2,027,091
			35,552,207
		Consumer Staples—4.3%
34,300		Energizer Holdings, Inc.	2,159,528
11,800		Lancaster Colony Corp.	1,633,356
42,800	*	Performance Food Group Co.	1,570,760
39,200		Pinnacle Foods, Inc.	2,550,352
51,800		Tootsie Roll Industries, Inc.	1,598,030
40,500	*	U.S. Foods Holding Corp.	1,531,710
			11,043,736
		Energy—5.5%
37,800	*	Cactus, Inc. – Class “A”	1,277,262
73,700	*	Carrizo Oil & Gas, Inc.	2,052,545
49,800		Delek U.S. Holdings, Inc.	2,498,466
44,100	*	Dril-Quip, Inc.	2,266,740
110,800	*	Jagged Peak Energy, Inc.	1,442,616
97,200	*	Liberty Oilfield Services, Inc. – Class “A”	1,819,584
66,200		PBF Energy, Inc. – Class “A”	2,775,766
			14,132,979

89

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2018

Shares		Security	Value
		Financials—23.7%
100,400	*	AllianceBernstein Holding, LP (MLP)	$ 2,866,420
46,000		American Financial Group, Inc.	4,937,180
51,800		Aspen Insurance Holdings, Ltd.	2,108,260
30,400	*	Atlas Financial Holdings, Inc.	266,000
86,100		Berkshire Hills Bancorp, Inc.	3,495,660
111,000		Brown & Brown, Inc.	3,078,030
67,600		Capstar Financial Holdings, Inc.	1,252,628
59,000		Citizens Financial Group, Inc.	2,295,100
40,200	*	FCB Financial Holdings, Inc. – Class “A”	2,363,760
56,100		Great Western Bancorp, Inc.	2,355,639
85,700		Green Bancorp, Inc.	1,851,120
49,800		Guaranty Bancorp	1,484,040
29,000		IBERIABANK Corp.	2,198,200
34,900		James River Group Holdings, Ltd.	1,371,221
28,700		Kemper Corp.	2,171,155
81,600		OceanFirst Financial Corp.	2,444,736
129,700		Old National Bancorp of Indiana	2,412,420
34,400		Popular, Inc.	1,555,224
36,600		Prosperity Bancshares, Inc.	2,501,976
34,000		QCR Holdings, Inc.	1,613,300
57,400	*	Seacoast Banking Corp.	1,812,692
68,000		Simmons First National Corp. – Class “A”	2,033,200
30,500		SPDR S&P Regional Banking (ETF)	1,860,500
180,000		Sterling Bancorp	4,230,000
140,000		TCF Financial Corp.	3,446,800
137,800		Waddell & Reed Financial, Inc. – Class “A”	2,476,266
			60,481,527
		Health Care—5.9%
20,500	*	Centene Corp.	2,525,805
12,200	*	Charles River Laboratories International, Inc.	1,369,572
24,900		Hill-Rom Holdings, Inc.	2,174,766
13,200	*	ICON, PLC	1,749,396
30,000		PerkinElmer, Inc.	2,196,900
71,100		Phibro Animal Health Corp. – Class “A”	3,274,155
48,400	*	Varex Imaging Corp.	1,795,156
			15,085,750

90

Shares		Security	Value
		Industrials—14.9%
33,500		Apogee Enterprises, Inc.	$ 1,613,695
84,500	*	Atkore International Group Co.	1,755,065
30,500	*	BrightView Holdings, Inc.	669,475
35,100		Columbus McKinnon Corp.	1,521,936
39,700		Comfort Systems USA, Inc.	1,818,260
26,800		ESCO Technologies, Inc.	1,546,360
77,600	*	Gardner Denver Holdings, Inc.	2,280,664
31,000		ITT, Inc.	1,620,370
40,200		Korn/Ferry International	2,489,586
41,000		Masco Corp.	1,534,220
139,300	*	NCI Building Systems, Inc.	2,925,300
16,300		Owens Corning	1,032,931
32,000		Park-Ohio Holdings Corp.	1,193,600
31,400	*	Patrick Industries, Inc.	1,785,090
23,700		Regal Beloit Corp.	1,938,660
63,300		Schneider National, Inc. – Class “B”	1,741,383
11,500		Snap-On, Inc.	1,848,280
5,000		Spirit AeroSystems Holdings, Inc. – Class “A”	429,550
65,500	*	SPX Corp.	2,295,775
23,200		Standex International Corp.	2,371,040
41,000		Timken Co.	1,785,550
58,500		Triton International, Ltd.	1,793,610
			37,990,400
		Information Technology—10.8%
67,000	*	ARRIS International, PLC	1,637,815
43,300	*	Axcelis Technologies, Inc.	857,340
23,900		Belden, Inc.	1,460,768
65,500	*	CommScope Holding Co., Inc.	1,912,928
51,000	*	Diodes, Inc.	1,757,970
20,500	*	MagnaChip Semiconductor Corp.	210,125
205,300	*	Mitel Networks Corp.	2,252,141
30,000		MKS Instruments, Inc.	2,871,000
69,000	*	Perficient, Inc.	1,819,530
15,000		Perspecta, Inc.	308,250
32,300		Silicon Motion Technology Corp. (ADR)	1,708,347
12,000	*	Tech Data Corp.	985,440
157,900		Travelport Worldwide, Ltd.	2,927,466
124,300	*	TTM Technologies, Inc.	2,191,409

91

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2018

Shares		Security	Value
		Information Technology (continued)
35,700	*	Verint Systems, Inc.	$ 1,583,295
42,000	*	Web.com Group, Inc.	1,085,700
13,200	*	Zebra Technologies Corp. – Class “A”	1,890,900
			27,460,424
		Materials—9.3%
40,000		AptarGroup, Inc.	3,735,200
36,600	*	Berry Global Group, Inc.	1,681,404
131,200	*	Constellium NV – Class “A”	1,351,360
105,000	*	Ferro Corp.	2,189,250
21,200		Greif, Inc.	1,121,268
66,500		Louisiana-Pacific Corp.	1,810,130
110,100	*	PQ Group Holdings, Inc.	1,981,800
24,500		Sealed Air Corp.	1,040,025
25,400		Sensient Technologies Corp.	1,817,370
45,000		Trinseo SA	3,192,750
126,900	*	Venator Materials, PLC	2,076,084
31,000		WestRock Co.	1,767,620
			23,764,261
		Real Estate—6.0%
84,500		Americold Realty Trust (REIT)	1,860,690
125,300		Brixmor Property Group, Inc. (REIT)	2,183,979
61,400		Douglas Emmett, Inc. (REIT)	2,467,052
19,000		Federal Realty Investment Trust (REIT)	2,404,450
104,500		RLJ Lodging Trust (REIT)	2,304,225
79,400		Sunstone Hotel Investors, Inc. (REIT)	1,319,628
69,500		Tanger Factory Outlet Centers, Inc. (REIT)	1,632,555
45,000		Urstadt Biddle Properties, Inc. (REIT)	1,018,350
			15,190,929
		Utilities—3.1%
46,500		Black Hills Corp.	2,846,265
23,500		Pinnacle West Capital Corp.	1,893,160
46,600		Portland General Electric Co.	1,992,616
20,000		WEC Energy Group, Inc.	1,293,000
			8,025,041
Total Value of Common Stocks (cost $194,406,574)			248,727,254

92

Principal
Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.0%
$ 2,500M	Federal Home Loan Bank, 1.79%, 7/16/2018 (cost $2,498,133)	$ 2,498,192
Total Value of Investments (cost $196,904,707)	98.4%	251,225,446
Other Assets, Less Liabilities	1.6	4,092,139
Net Assets	100.0%	$255,317,585

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Funds
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

93

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2018

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$248,727,254	$—	$—	$248,727,254
Short-Term U.S. Government
Agency Obligations	—	2,498,192	—	2,498,192
Total Investments in Securities*	$248,727,254	$2,498,192	$—	$251,225,446

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

94	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)*
Expense Examples
Actual	$1,000.00	$974.44	$4.41
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.33	$4.51

*	Expenses are equal to the annualized expense ratio of .90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

95

Portfolio of Investments
TOTAL RETURN FUND
June 30, 2018

Shares	Security	Value
	COMMON STOCKS—57.4%
	Consumer Discretionary—4.8%
1,600	Aptiv, PLC	$ 146,608
3,000	Aramark Holdings Corp.	111,300
2,000	BorgWarner, Inc.	86,320
4,750	CBS Corp. – Class “B”	267,045
2,800	DSW, Inc. – Class “A”	72,296
3,600	Ford Motor Co.	39,852
2,800	Home Depot, Inc.	546,280
950	Lear Corp.	176,519
3,050	Magna International, Inc.	177,297
1,000	Penske Automotive Group, Inc.	46,850
900	Ross Stores, Inc.	76,275
3,800	Tapestry, Inc.	177,498
2,400	Walt Disney Co.	251,544
1,950	Wyndham Hotels & Resorts, Inc.	114,719
		2,290,403
	Consumer Staples—4.6%
5,550	Altria Group, Inc.	315,184
5,600	Coca-Cola Co.	245,616
6,500	Conagra Brands, Inc.	232,245
700	Keurig Dr Pepper, Inc.	85,400
10,013	Koninklijke Ahold Delhaize NV (ADR)	239,010
2,500	PepsiCo, Inc.	272,175
4,050	Philip Morris International, Inc.	326,997
2,950	Procter & Gamble Co.	230,277
2,550	Wal-Mart Stores, Inc.	218,408
		2,165,312
	Energy—6.0%
2,600	Anadarko Petroleum Corp.	190,450
1,200	Chevron Corp.	151,716
4,100	ConocoPhillips	285,442
5,600	Devon Energy Corp.	246,176
1,700	EOG Resources, Inc.	211,531
3,050	ExxonMobil Corp.	252,326
3,600	Halliburton Co.	162,216
1,600	Hess Corp.	107,024
7,400	Marathon Oil Corp.	154,364
5,300	Marathon Petroleum Corp.	371,848
1,600	Occidental Petroleum Corp.	133,888

96

Shares		Security	Value
		Energy (continued)
1,550		Phillips 66	$ 174,081
2,000		Schlumberger, Ltd.	134,060
7,300		Suncor Energy, Inc.	296,964
			2,872,086
		Financials—11.8%
4,800		American Express Co.	470,400
2,000		American International Group, Inc.	106,040
1,900		Ameriprise Financial, Inc.	265,772
11,700		Bank of America Corp.	329,823
1,900		Chubb, Ltd.	241,338
4,800		Citigroup, Inc.	321,216
8,400		Citizens Financial Group, Inc.	326,760
1,900		Comerica, Inc.	172,748
5,150		Discover Financial Services	362,611
1,900		FNF Group, Inc.	71,478
1,400		Hamilton Lane, Inc. – Class “A”	67,158
6,700		JPMorgan Chase & Co.	698,140
4,300		MetLife, Inc.	187,480
2,700		Morgan Stanley	127,980
2,350		PNC Financial Services Group, Inc.	317,485
1,500		Popular, Inc.	67,815
3,900		Regions Financial Corp.	69,342
2,400		State Street Corp.	223,416
8,600		Sterling Bancorp	202,100
1,100		Travelers Cos., Inc.	134,574
5,700		U.S. Bancorp	285,114
9,700		Wells Fargo & Co.	537,768
			5,586,558
		Health Care—10.6%
6,150		Abbott Laboratories	375,088
3,200		AbbVie, Inc.	296,480
1,000		Aetna, Inc.	183,500
600		Allergan, PLC	100,032
2,617		Baxter International, Inc.	193,239
1,400	*	Centene Corp.	172,494
4,500		CVS Health Corp.	289,575
2,400		Gilead Sciences, Inc.	170,016
1,350		Hill-Rom Holdings, Inc.	117,909
4,350		Johnson & Johnson	527,829

97

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2018

Shares		Security	Value
		Health Care (continued)
3,900		Koninklijke Philips NV (ADR)	$ 164,853
2,250		Medtronic, PLC	192,623
5,400		Merck & Co., Inc.	327,780
13,400		Pfizer, Inc.	486,152
3,100		Phibro Animal Health Corp. – Class “A”	142,755
1,440		Shire, PLC (ADR)	243,072
5,600		Smith & Nephew, PLC (ADR)	210,168
3,000		Thermo Fisher Scientific, Inc.	621,420
2,800		Zoetis, Inc.	238,532
			5,053,517
		Industrials—6.5%
1,350		3M Co.	265,572
11,000	*	Gardner Denver Holdings, Inc.	323,290
3,200		Honeywell International, Inc.	460,960
2,400		Ingersoll-Rand, PLC	215,352
2,315		Johnson Controls International, PLC	77,437
550		Lockheed Martin Corp.	162,487
1,000		ManpowerGroup, Inc.	86,060
5,100		Masco Corp.	190,842
3,600	*	MasTec, Inc.	182,700
1,900		Owens Corning	120,403
6,600		Schneider National, Inc. – Class “B”	181,566
800		Snap-On, Inc.	128,576
1,250		Stanley Black & Decker, Inc.	166,013
6,100		Triton International, Ltd.	187,026
2,600		United Technologies Corp.	325,078
			3,073,362
		Information Technology—9.4%
2,500		Apple, Inc.	462,775
4,800		Applied Materials, Inc.	221,712
1,250		Broadcom, Ltd.	303,300
11,200		Cisco Systems, Inc.	481,936
1,460	*	Dell Technologies, Inc. – Class “V”	123,487
1,145		DXC Technology Co.	92,298
3,950	*	eBay, Inc.	143,227
700	*	FleetCor Technologies, Inc.	147,455
6,500		Intel Corp.	323,115
750		Lam Research Corp.	129,637
700		LogMeIn, Inc.	72,275

98

Shares or
Principal
Amount		Security	Value
		Information Technology (continued)
7,700		Microsoft Corp.	$ 759,297
1,600	*	NXP Semiconductors NV	174,832
5,400		Oracle Corp.	237,924
6,200		QUALCOMM, Inc.	347,944
1,300		TE Connectivity, Ltd.	117,078
1,700		Western Digital Corp.	131,597
2,500	*	Worldpay, Inc. – Class “A”	204,450
			4,474,339
		Materials—1.9%
3,400		DowDuPont, Inc.	224,128
4,500		International Paper Co.	234,360
850		Praxair, Inc.	134,428
2,200		RPM International, Inc.	128,304
1,500		Sealed Air Corp.	63,675
1,600		Trinseo SA	113,520
			898,415
		Telecommunication Services—1.2%
6,750		AT&T, Inc.	216,742
6,700		Verizon Communications, Inc.	337,077
			553,819
		Utilities—.6%
800		Dominion Energy, Inc.	54,544
5,100		Exelon Corp.	217,260
			271,804
Total Value of Common Stocks (cost $21,839,216)			27,239,615
		CORPORATE BONDS—27.0%
		Aerospace/Defense—.6%
$ 300M		Rockwell Collins, Inc., 3.2%, 3/15/2024	289,385
		Automotive—1.5%
200M		Daimler Finance NA, LLC, 3.35%, 2/22/2023 (a)	196,670
400M		Lear Corp., 5.25%, 1/15/2025	411,794
100M		O’Reilly Automotive, Inc., 3.55%, 3/15/2026	95,287
			703,751

99

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2018

Principal
Amount	Security	Value
	Chemicals—.8%
$ 100M	Dow Chemical Co., 3.5%, 10/1/2024	$ 97,527
200M	LYB International Finance Co. BV, 3.5%, 3/2/2027	187,896
100M	Nutrien, Ltd., 3.375%, 3/15/2025	94,253
		379,676
	Energy—4.6%
400M	Andeavor Logistics, LP, 5.25%, 1/15/2025	410,452
200M	BP Capital Markets, PLC, 3.216%, 11/28/2023	196,310
300M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	309,720
100M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	101,258
200M	Enterprise Products Operating, 7.55%, 4/15/2038	262,442
200M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	193,203
	Kinder Morgan, Inc.:
150M	5.625%, 11/15/2023 (a)	159,906
250M	4.3%, 3/1/2028	243,347
300M	Magellan Midstream Partners, LP, 5%, 3/1/2026	316,438
		2,193,076
	Financial Services—3.4%
100M	American International Group, Inc., 3.75%, 7/10/2025	96,740
100M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	103,447
100M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	104,634
300M	Brookfield Finance, Inc., 4%, 4/1/2024	297,172
	ERAC USA Finance, LLC:
100M	4.5%, 8/16/2021 (a)	102,561
100M	3.3%, 10/15/2022 (a)	98,589
100M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	107,127
208M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	215,866
100M	Key Bank NA, 3.4%, 5/20/2026	95,346
100M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	103,926
100M	Prudential Financial, Inc., 7.375%, 6/15/2019	104,177
200M	Travelers Cos., Inc., 4.05%, 3/7/2048	194,305
		1,623,890
	Financials—3.4%
100M	Bank of America Corp., 5.875%, 2/7/2042	117,310
100M	Barclays Bank, PLC, 5.125%, 1/8/2020	102,805
100M	Capital One Financial Corp., 3.75%, 4/24/2024	98,210
100M	Citigroup, Inc., 4.5%, 1/14/2022	102,802
100M	Deutsche Bank AG of New York, 3.7%, 5/30/2024	92,950
100M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	99,446

100

Principal
Amount	Security	Value
	Financials (continued)
$ 200M	HSBC Holdings, PLC, 2.65%, 1/5/2022	$ 193,742
	JPMorgan Chase & Co.:
100M	4.5%, 1/24/2022	103,492
100M	3.54%, 5/1/2028 †	95,847
	Morgan Stanley:
200M	5.5%, 7/28/2021	211,786
100M	4%, 7/23/2025	99,787
100M	U.S. Bancorp, 3.6%, 9/11/2024	98,869
200M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (a)	198,931
		1,615,977
	Food/Beverage/Tobacco—1.1%
	Anheuser-Busch InBev Finance, Inc.:
100M	3.65%, 2/1/2026	97,991
100M	4.7%, 2/1/2036	101,652
300M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021 (a)	300,470
		500,113
	Forest Products/Containers—.6%
200M	Packaging Corp. of America, 3.4%, 12/15/2027	189,007
100M	Rock-Tenn Co., 4.9%, 3/1/2022	104,252
		293,259
	Health Care—1.3%
	CVS Health Corp.:
200M	3.875%, 7/20/2025	194,082
200M	5.05%, 3/25/2048	204,321
100M	Express Scripts Holding Co., 4.75%, 11/15/2021	103,251
100M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	100,701
		602,355
	Information Technology—1.1%
100M	Apple, Inc., 2.5%, 2/9/2025	94,114
200M	Corning, Inc., 7.25%, 8/15/2036	237,672
200M	Diamond 1 Finance Corp., 4.42%, 6/15/2021 (a)	203,060
		534,846
	Manufacturing—.2%
100M	Johnson Controls International, PLC, 5%, 3/30/2020	102,917

101

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2018

Principal
Amount	Security	Value
	Media-Broadcasting—.8%
	Comcast Corp.:
$100M	5.15%, 3/1/2020	$ 103,244
300M	4.25%, 1/15/2033	293,436
		396,680
	Media-Diversified—.2%
100M	Time Warner, Inc., 3.6%, 7/15/2025	95,227
	Metals/Mining—.7%
235M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	236,774
100M	Newmont Mining Corp., 5.125%, 10/1/2019	102,259
		339,033
	Real Estate—2.9%
200M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	192,500
75M	Digital Realty Trust, LP, 4.75%, 10/1/2025	77,401
100M	ERP Operating, LP, 3.375%, 6/1/2025	97,720
200M	Essex Portfolio, LP, 3.875%, 5/1/2024	198,802
100M	HCP, Inc., 4.25%, 11/15/2023	100,708
300M	STORE Capital Corp., 4.5%, 3/15/2028	294,058
100M	Ventas Realty, LP, 4.75%, 6/1/2021	103,071
200M	Vornado Realty, LP, 3.5%, 1/15/2025	191,724
100M	Welltower, Inc., 4%, 6/1/2025	98,220
		1,354,204
	Retail-General Merchandise—.3%
100M	Home Depot, Inc., 5.875%, 12/16/2036	121,581
	Schools—.2%
100M	Yale University, 2.086%, 4/15/2019	99,668
	Telecommunications—.4%
200M	AT&T, Inc., 4.25%, 3/1/2027	196,094
	Transportation—1.4%
250M	Air Lease Corp., 3.875%, 7/3/2023	247,799
100M	Burlington Northern Santa Fe, LLC, 5.15%, 9/1/2043	111,074
100M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	104,070
200M	Southwest Airlines Co., 3%, 11/15/2026	185,804
		648,747

102

Principal
Amount	Security	Value
	Utilities—1.5%
$ 100M	Commonwealth Edison Co., 5.9%, 3/15/2036	$ 121,662
100M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	98,924
100M	Electricite de France SA, 3.625%, 10/13/2025 (a)	97,995
100M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	100,155
100M	Ohio Power Co., 5.375%, 10/1/2021	106,553
100M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	100,966
100M	Sempra Energy, 9.8%, 2/15/2019	104,069
		730,324
Total Value of Corporate Bonds (cost $13,202,745)		12,820,803
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—5.3%
	Fannie Mae—4.8%
40M	2.5%, 7/1/2031	39,169
636M	3%, 5/1/2029 – 11/1/2046	623,757
682M	3.5%, 11/1/2028 – 1/1/2048	683,744
681M	4%, 7/1/2041 – 3/1/2047	696,636
140M	4.5%, 8/1/2041 – 1/1/2047	147,664
73M	5%, 3/1/2042	78,614
		2,269,584
	Freddie Mac—.5%
62M	3.5%, 7/1/2044	61,660
68M	4%, 7/1/2044 – 4/1/2045	70,097
118M	4.5%, 12/1/2043	123,686
		255,443
Total Value of Residential Mortgage-Backed Securities (cost $2,577,511)		2,525,027
	U.S. GOVERNMENT OBLIGATIONS—2.4%
100M	U.S. Treasury Bonds, 3.125%, 8/15/2044	102,707
	U.S. Treasury Notes:
550M	1.375%, 4/30/2020	538,828
200M	2.375%, 5/15/2027	192,633
300M	2.875%, 5/15/2028	300,639
Total Value of U.S. Government Obligations (cost $1,155,015)		1,134,807
	TAXABLE MUNICIPAL BONDS—1.9%
175M	Allegheny Cnty., PA GO, 5%, 11/1/2043 (b)	200,070
50M	Cucamonga Vly., CA Wtr. Dist. Rev. 3.7%, 9/1/2028	50,175

103

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2018

Principal
Amount
or Shares	Security	Value
	TAXABLE MUNICIPAL BONDS (continued)
$ 50M	Forney, TX ISD GO, 5%, 8/15/2048 (b)	$ 57,492
125M	Met. St. Louis, MO Swr. Dist. Wstwtr. Sys. Rev., 5%, 5/1/2047	144,573
50M	New York Trans. Dev. Corp. Spl. Facs. Rev., 5%, 1/1/2033	56,358
	Port Houston, TX Auth. GO:
50M	5%, 10/1/2037 (b)	57,685
50M	5%, 10/1/2038 (b)	57,591
150M	San Antonio, TX ISD GO, 5%, 8/15/2043 (b)	168,887
75M	Tomball, TX ISD GO, 5%, 2/15/2041	87,584
Total Value of Taxable Municipal Bonds (cost $880,743)		880,415
	EXCHANGE TRADED FUNDS—1.8%
10,170	iShares iBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $869,945)	865,264
	ASSET BACKED SECURITIES—1.2%
	Fixed Autos—.6%
$ 200M	Ford Credit Floorplan Master Owner Trust, 1.76%, 2/15/2021	198,962
100M	Harley-Davidson Motorcycle Trust, 1.67%, 8/15/2022	99,460
		298,422
	Fixed Telecommunications Services—.6%
300M	Verizon Owner Trust, 1.92%, 12/20/2021 (a)	295,845
Total Value of Asset Backed Securities (cost $594,047)		594,267
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—1.2%
	Federal Home Loan Mortgage Corporation
549M	Multi-Family Structured Pass-Throughs, 3.725%,
	12/25/2027 (cost $560,578)	565,321
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—.5%
245M	Fannie Mae, 2.9863%, 12/25/2027 (cost $234,827) †	236,836

104

Principal
Amount	Security		Value
	PASS-THROUGH CERTIFICATES—. 2%
	Transportation
$ 100M	American Airlines 2017-2 AA PTT, 3.35%,
	10/15/2029 (cost $100,780)		$ 96,655
Total Value of Investments (cost $42,015,407)		98.9%	46,959,010
Other Assets, Less Liabilities		1.1	530,219
Net Assets		100.0%	$47,489,229

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	GO	General Obligation
	ISD	Independent School District
	PTT	Pass Through Trust
	USD	United States Dollar

105

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2018

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,239,615	$—	$—	$27,239,615
Corporate Bonds	—	12,820,803	—	12,820,803
Residential Mortgage-Backed
Securities	—	2,525,027	—	2,525,027
U.S. Government Obligations	—	1,134,807	—	1,134,807
Taxable Municipal Bonds	—	880,415	—	880,415
Exchange Traded Funds	865,264	—	—	865,264
Asset Backed Securities	—	594,267	—	594,267
Commercial Mortgaged-Backed
Securities	—	565,321	—	565,321
Collateralized Mortgage
Obligations	—	236,836	—	236,836
Pass-Through Certificates	—	96,655	—	96,655
Total Investments in Securities*	$28,104,879	$18,854,131	$—	$46,959,010

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

106	See notes to financial statements

This page left intentionally blank.

107

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

		COVERED						GOVERNMENT
	BALANCED	CALL		EQUITY		FUND FOR		CASH	GROWTH &
	INCOME	STRATEGY		INCOME		INCOME	GOVERNMENT	MANAGEMENT	INCOME
Assets
Investments in securities and futures contracts:
At identified cost	$6,189,020	$13,300,262		$90,075,749		$102,158,334	$28,350,977	$8,489,572	$312,456,584

At value (Note 1A)	$6,436,248	$14,305,926		$122,689,381		$101,180,337	$27,737,618	$8,489,572	$496,020,926
Cash	235,107	230,867		2,642,259		3,159,313	—	461,724	9,930,407
Receivables:
Investment securities sold	—	—		1,102,827		454,282	500,292	—	1,995,508
Due from broker-variation margin futures	141,784	1,944		—		—	—	—	—
Interest and dividends	39,047	7,302		170,379		1,570,164	97,582	5,543	470,918
Trust shares sold	2,057	41,642		9,907		16,692	5,171	51,542	14,474
Unrealized gain on futures and options contracts	4,718	—		—		—	—	—	—
Other assets	454	532		7,366		6,639	1,959	642	30,668

Total Assets	6,859,415	14,588,213		126,622,119		106,387,427	28,342,622	9,009,023	508,462,901

Liabilities
Options written, at value (Note 6)	$—	$155,871	(a)	$2,670	(b)	$—	$—	$—	$—
Cash overdraft	—	—		—		—	42,352	—	—
Payables:
Investment securities purchased	—	—		915,588		3,041,104	800,703	—	3,754,439
Due to broker-variation margin futures	57,070	—		—		—	—	—	—
Trust shares redeemed	16,736	3,510		89,913		19,100	11,659	94,746	220,220
Accrued advisory fees	3,387	8,882		78,702		63,839	13,583	200	309,966
Accrued expenses	15,692	17,115		19,351		124,317	27,903	24,359	43,928

Total Liabilities	92,885	185,378		1,106,224		3,248,360	896,200	119,305	4,328,553

Net Assets	$6,766,530	$14,402,835		$125,515,895		$103,139,067	$27,446,422	$8,889,718	$504,134,348

Net Assets Consist of:
Capital paid in	$6,538,869	$13,418,762		$83,639,514		$106,926,291	$29,395,316	$8,889,718	$283,300,734
Undistributed net investment income	51,989	78,484		1,170,383		2, 164,737	179,656	—	3,953,246
Accumulated net realized gain (loss) on investments,
futures and options contracts	(76,185)	(184,849)		8,086,696		(4,973,964)	(1,515,191)	—	33,316,026
Net unrealized appreciation (depreciation) in value on
investments, futures and options contracts	251,857	1,090,438		32,619,302		(977,997)	(613,359)	—	183,564,342
Total	$6,766,530	$14,402,835		$125,515,895		$103,139,067	$27,446,422	$8,889,718	$504,134,348
Shares of beneficial interest outstanding (Note 2)	657,805	1,282,959		5,653,494		16,960,810	2,979,683	8,889,718	11,072,352
Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$10.29	$11.23		$22.20		$6.08	$9.21	$1.00	$45.53

(a) Premiums received from written options $240,645
(b) Premiums received from written options $8,340

108	See notes to financial statements	109

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

			LIMITED
		INVESTMENT	DURATION		REAL	SELECT	SPECIAL
	INTERNATIONAL	GRADE	BOND	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS
Assets
Investments in securities:
At identified cost	$115,276,598	$62,506,037	$7,384,339	$55,598,088	$6,412,805	$51,970,019	$196,904,707
At value (Note 1A)	$155,273,946	$61,613,753	$7,297,130	$69,482,757	$6,618,807	$74,291,136	$251,225,446
Cash	1,558,958	1,737,447	197,947	1,249,225	597,108	796,130	1,878,799
Receivables:
Investment securities sold	—	—	148,945	123,933	—	—	2,978,181
Interest and dividends	916,061	701,183	56,001	57,914	27,125	12,843	232,621
Trust shares sold	56,956	38,250	4,294	30,908	7,152	82,556	37,494
Other assets	8,958	4,140	476	3,490	423	3,559	14,065

Total Assets	157,814,879	64,094,773	7,704,793	70,948,227	7,250,615	75,186,224	256,366,606

Liabilities
Payables:
Investment securities purchased	—	498,635	605,639	—	—	—	800,037
Trust shares redeemed	3,705	32,099	25	36,028	22,203	1,168	47,474
Accrued advisory fees	97,930	31,383	3,488	44,333	4,484	47,111	160,316
Accrued expenses	77,844	23,597	21,072	21,059	15,483	13,481	41,194

Total Liabilities	179,479	585,714	630,224	101,420	42,170	61,760	1,049,021

Net Assets	$157,635,400	$63,509,059	$7,074,569	$70,846,807	$7,208,445	$75,124,464	$255,317,585

Net Assets Consist of:
Capital paid in	$109,416,417	$65,656,509	$7,434,774	$55,824,579	$6,984,249	$52,456,702	$191,514,690
Undistributed net investment income (deficit)	1,111,824	(576,313)	(72,260)	242,859	122,104	110,645	852,964
Accumulated net realized gain (loss) on investments, foreign
currency transactions and futures contracts	7,124,412	(678,853)	(200,736)	894,700	(103,910)	236,000	8,629,192
Net unrealized appreciation (depreciation) in value
of investments and foreign currency transactions	39,982,747	(892,284)	(87,209)	13,884,669	206,002	22,321,117	54,320,739
Total	$157,635,400	$63,509,059	$7,074,569	$70,846,807	$7,208,445	$75,124,464	$255,317,585

Shares of beneficial interest outstanding (Note 2)	6,360,664	6,288,476	763,221	3,863,264	697,282	4,817,955	7,265,813

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$24.78	$10.10	$9.27	$18.34	$10.34	$15.59	$35.14

110	See notes to financial statements	111

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

	TOTAL
	RETURN
Assets
Investments in securities:
At identified cost	$42,015,407
At value (Note 1A)	$46,959,010
Cash	1,029,916
Receivables:
Investment securities sold	81,438
Interest and dividends	211,030
Trust shares sold	35,174
Other assets	2,715

Total Assets	48,319,283

Liabilities
Payables:
Investment securities purchased	747,788
Trust shares redeemed	26,251
Accrued advisory fees	29,532
Accrued expenses	26,483

Total Liabilities	830,054

Net Assets	$47,489,229	This page left intentionally blank.

Net Assets Consist of:
Capital paid in	$42,349,052
Undistributed net investment income	144,244
Accumulated net realized gain on investments	52,330
Net unrealized appreciation in value of investments	4,943,603
Total	$47,489,229

Shares of beneficial interest outstanding (Note 2)	3,600,854
Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$13.19

112	See notes to financial statements	113

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2018

		COVERED				GOVERNMENT
	BALANCED	CALL	EQUITY	FUND FOR		CASH	GROWTH &
	INCOME	STRATEGY	INCOME	INCOME	GOVERNMENT	MANAGEMENT	INCOME
Investment Income
Income:
Interest	$71,882	$—	$19,962	$3,040,489	$301,384	$66,890	$126,421
Dividends	45,572 (a)	143,366	1,725,057 (b)	—	—	—	5,795,316 (c)

Total income	117,454	143,366	1,745,019	3,040,489	301,384	66,890	5,921,737

Expenses (Notes 1 and 4):
Advisory fees	25,681	47,463	476,972	388,788	103,874	32,046	1,894,164
Professional fees.	29,790	10,329	14,749	15,427	25,200	12,101	10,228
Custodian fees and expenses	2,207	2,530	4,158	10,099	3,446	2,093	9,306
Reports and notices to shareholders	3,250	2,513	8,249	9,500	3,100	2,100	30,000
Registration fees	100	753	600	650	350	132	650
Trustees’ fees	212	380	3,926	3,205	857	283	15,969
Other expenses	495	989	4,869	35,559	5,850	2,625	13,036
Total expenses	61,735	64,957	513,523	463,228	142,677	51,380	1,973,353
Less: Expenses waived and/or assumed (Note 4)	(5,136)	—	—	—	(20,775)	(25,701)	—
Expenses paid indirectly (Note 1G)	(118)	(76)	(1,307)	(1,388)	(173)	(53)	(4,835)

Net expenses	56,481	64,881	512,216	461,840	121,729	25,626	1,968,518

Net investment income	60,973	78,485	1,232,803	2,578,649	179,655	41,264	3,953,219
Realized and Unrealized Gain (Loss) on Investments,
Futures and Options Contracts (Notes 3 and 6):
Net realized gain (loss) from:
Investments	(93,770)	212,663	8,207,013	301,222	(225,734)	—	34,490,956
Futures contracts	19,879	—	—	—	—	—	—
Options contracts	—	(169,543)	22,174	—	—	—	—
Net realized gain (loss) on investments,
futures and options contracts	(73,891)	43,120	8,229,187	301,222	(225,734)	—	34,490,956
Net unrealized appreciation (depreciation) on:
Investments	(236,542)	(532,153)	(11,185,057)	(3,448,304)	(366,720)	—	(50,149,718)
Futures contracts	2,507	—	—	—	—	—	—
Options contracts	—	87,083	5,670	—	—	—	—
Net unrealized depreciation on investments,
futures and options contracts	(234,035)	(445,070)	(11,179,387)	(3,448,304)	(366,720)	—	(50,149,718)
Net loss on investments, futures and options
contracts transactions	(307,926)	(401,950)	(2,950,200)	(3,147,082)	(592,454)	—	(15,658,762)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$(246,953)	$(323,465)	$(1,717,397)	$(568,433)	$(412,799)	$41,264	$(11,705,543)

(a) Net of $505 foreign taxes withheld
(b) Net of $11,426 foreign taxes withheld
(c) Net of $25,763 foreign taxes withheld

114	See notes to financial statements	115

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2018

			LIMITED
		INVESTMENT	DURATION		REAL	SELECT	SPECIAL
	INTERNATIONAL	GRADE	BOND	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS
Investment Income
Income:
Interest	$22,813	$1,182,825	$79,609	$2,629	$—	$1,468	$22,286
Dividends	1,765,601 (d)	—	—	527,826 (e)	164,315	401,479	1,953,423
Total income	1,788,414	1,182,825	79,609	530,455	164,315	402,947	1,975,709
Expenses (Notes 1 and 4):
Advisory fees	591,051	240,383	26,121	260,762	25,724	270,791	945,060
Professional fees	19,799	13,649	13,300	9,425	9,375	10,250	20,975
Custodian fees and expenses	23,906	2,683	2,166	7,701	2,382	2,362	7,202
Reports and notices to shareholders	9,000	5,950	2,100	5,549	2,400	5,150	14,950
Registration fees	650	650	1,150	325	100	100	650
Trustees’ fees	4,859	1,983	216	2,136	214	2,202	7,775
Other expenses	27,868	5,451	3,915	2,477	2,123	1,816	8,039
Total expenses	677,133	270,749	48,968	288,375	42,318	292,671	1,004,651
Less: Expenses waived (Note 4)	—	(48,077)	(5,224)	—	—	—	—
Expenses paid indirectly (Note 1G)	(524)	(394)	(37)	(792)	(117)	(391)	(2,480)
Net expenses	676,609	222,278	43,707	287,583	42,201	292,280	1,002,171
Net investment income	1,111,805	960,547	35,902	242,872	122,114	110,667	973,538
Realized and Unrealized Gain (Loss) on Investments,
Futures and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
Investments	7,487,205	(179,858)	(56,368)	970,259	68,359	235,979	8,908,333
Futures contracts	—	—	(135)	—	—	—	—
Foreign currency transactions (Note 1C)	(16,527)	—	—	—	—	—	—
Net realized gain (loss) on investments, futures and foreign
currency transactions	7,470,678	(179,858)	(56,503)	970,259	68,359	235,979	8,908,333
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	(10,835,254)	(2,669,042)	(47,053)	(1,467,070)	(92,081)	3,900,352	(5,939,905)
Net gain (loss) on investments, futures and foreign
currency transactions	(3,364,576)	(2,848,900)	(103,556)	(496,811)	(23,722)	4,136,331	2,968,428
Net Increase (Decrease) in Net Assets Resulting
from Operations	$(2,252,771)	$(1,888,353)	$(67,654)	$(253,939)	$98,392	$4,246,998	$3,941,966

(d) Net of $225,399 foreign taxes withheld
(e) Net of $4,630 foreign taxes withheld

116	See notes to financial statements	117

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2018

TOTAL
RETURN

Investment Income
Income:
Interest	$281,501
Dividends	320,611 (f)

Total income	602,112

Expenses (Notes 1 and 4):
Advisory fees	177,608
Professional fees	13,999
Custodian fees and expenses	6,688
Reports and notices to shareholders	6,000
Registration fees	600
Trustees’ fees	1,459
Other expenses	5,553

Total expenses	211,907
Less: Expenses waived (Note 4)	—
Expenses paid indirectly (Note 1G)	(540)
Net expenses	211,367
Net investment income	390,745
Realized and Unrealized Gain (Loss) on Investments	This page left intentionally blank.
(Note 3):
Net realized gain on investments	54,829

Net unrealized depreciation on investments	(1,700,202)
Net loss on investments	(1,645,373)
Net Decrease in Net Assets Resulting
from Operations	$(1,254,628)

(f) Net of $2,616 foreign taxes withheld

118	See notes to financial statements	119

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

			COVERED CALL
	BALANCED INCOME		STRATEGY		EQUITY INCOME		FUND FOR INCOME
	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to
	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$60,973	$151,103	$78,485	$132,950	$1,232,803	$2,217,225	$2,578,649	$4,926,866
Net realized gain (loss) on investments, futures
and options contracts	(73,891)	209,616	43,120	54,148	8,229,187	3,773,225	301,222	2,057,210
Net unrealized appreciation (depreciation) of investments,
futures and options contracts	(234,035)	302,508	(445,070)	928,913	(11,179,387)	11,752,979	(3,448,304)	(192,698)

Net increase (decrease) in net assets resulting
from operations	(246,953)	663,227	(323,465)	1,116,011	(1,717,397)	17,743,429	(568,433)	6,791,378

Distributions to Shareholders
Net investment income	(169,181)	(102,597)	(132,946)	(44,670)	(2,334,015)	(2,293,954)	(5,406,594)	(5,236,876)
Net realized gains	(186,631)	(97,642)	—	—	(3,798,561)	(2,744,455)	—	—
Total distributions	(355,812)	(200,239)	(132,946)	(44,670)	(6,132,576)	(5,038,409)	(5,406,594)	(5,236,876)

Trust Share Transactions
Proceeds from shares sold	748,829	1,782,429	3,746,520	6,079,783	1,356,176	3,323,163	1,642,336	3,972,717
Reinvestment of distributions	355,812	200,239	132,946	44,670	6,132,576	5,038,409	5,406,594	5,236,876
Cost of shares redeemed	(837,758)	(3,992,034)	(404,439)	(6,019,581)	(4,117,061)	(7,757,717)	(3,945,428)	(6,180,821)
Net increase (decrease) from trust share transactions	266,883	(2,009,366)	3,475,027	104,872	3,371,691	603,855	3,103,502	3,028,772
Net increase (decrease) in net assets	(335,882)	(1,546,378)	3,018,616	1,176,213	(4,478,282)	13,308,875	(2,871,525)	4,583,274

Net Assets
Beginning of period	7,102,412	8,648,790	11,384,219	10,208,006	129,994,177	116,685,302	106,010,592	101,427,318
End of period †	$6,766,530	$7,102,412	$14,402,835	$11,384,219	$125,515,895	$129,994,177	$103,139,067	$106,010,592
† Includes undistributed net investment income of	$51,989	$160,197	$78,484	$132,945	$1,170,383	$2,271,595	$2,164,737	$4,992,682

Trust Shares Issued and Redeemed
Sold	70,577	166,284	328,737	552,336	59,508	151,829	263,172	627,229
Issued for distributions reinvested	34,147	19,107	11,796	4,087	276,242	237,437	887,782	848,764
Redeemed	(79,000)	(377,679)	(34,851)	(548,872)	(181,913)	(352,225)	(635,914)	(974,529)
Net increase (decrease) in trust shares outstanding	25,724	(192,288)	305,682	7,551	153,837	37,041	515,040	501,464

120	See notes to financial statements	121

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

			GOVERNMENT
	GOVERNMENT		CASH MANAGEMENT		GROWTH & INCOME		INTERNATIONAL
	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to
	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$179,655	$458,617	$41,264	$22,842	$3,953,219	$7,229,735	$1,111,805	$1,319,920
Net realized gain (loss) on investments and
foreign currency transactions	(225,734)	(190,956)	—	—	34,490,956	23,289,962	7,470,678	13,381,924
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	(366,720)	193,636	—	—	(50,149,718)	53,706,924	(10,835,254)	25,743,295
Net increase (decrease) in net assets resulting
from operations	(412,799)	461,297	41,264	22,842	(11,705,543)	84,226,621	(2,252,771)	40,445,139
Distributions to Shareholders
Net investment income	(550,069)	(565,317)	(41,264)	(22,842)	(7,229,708)	(7,591,392)	(1,252,882)	(1,560,148)
Net realized gains	—	—	—	—	(23,058,025)	(18,784,208)	(7,199,809)	—
Total distributions	(550,069)	(565,317)	(41,264)	(22,842)	(30,287,733)	(26,375,600)	(8,452,691)	(1,560,148)
Trust Share Transactions
Proceeds from shares sold	808,377	1,317,181	13,217,281	20,967,631	1,759,515	3,866,763	3,303,263	3,801,845
Reinvestment of distributions	550,069	565,317	41,264	22,842	30,287,733	26,375,600	8,452,691	1,560,148
Cost of shares redeemed	(1,413,743)	(2,725,040)	(13,032,168)	(22,243,363)	(17,614,508)	(31,417,945)	(3,543,117)	(8,558,290)
Net increase (decrease) from trust share transactions	(55,297)	(842,542)	226,377	(1,252,890)	14,432,740	(1,175,582)	8,212,837	(3,196,297)
Net increase (decrease) in net assets	(1,018,165)	(946,562)	226,377	(1,252,890)	(27,560,536)	56,675,439	(2,492,625)	35,688,694
Net Assets
Beginning of period	28,464,587	29,411,149	8,663,341	9,916,231	531,694,884	475,019,445	160,128,025	124,439,331
End of period †	$27,446,422	$28,464,587	$8,889,718	$8,663,341	$504,134,348	$531,694,884	$157,635,400	$160,128,025
† Includes undistributed net investment income of	$179,656	$550,070	$—	$—	$3,953,246	$7,229,735	$1,111,824	$1,252,901
Trust Shares Issued and Redeemed
Sold	87,037	138,209	13,217,281	20,967,631	37,164	85,374	130,633	157,115
Issued for distributions reinvested	59,920	60,013	41,264	22,842	656,716	603,699	342,492	72,666
Redeemed	(153,293)	(286,787)	(13,032,168)	(22,243,363)	(372,897)	(689,610)	(138,512)	(358,413)
Net increase (decrease) in trust shares outstanding	(6,336)	(88,565)	226,377	(1,252,890)	320,983	(537)	334,613	(128,632)

122	See notes to financial statements	123

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	INVESTMENT GRADE		LIMITED DURATION BOND		OPPORTUNITY		REAL ESTATE
	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to
	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$960,547	$1,916,230	$35,902	$82,502	$242,872	$360,670	$122,114	$127,595
Net realized gain (loss) on investments
and futures contracts	(179,858)	385,327	(56,503)	(13,550)	970,259	1,428,426	68,359	(139,561)
Net unrealized appreciation (depreciation) of investments	(2,669,042)	737,755	(47,053)	26,855	(1,467,070)	8,995,834	(92,081)	63,745
Net increase (decrease) in net assets resulting
from operations	(1,888,353)	3,039,312	(67,654)	95,807	(253,939)	10,784,930	98,392	51,779

Distributions to Shareholders
Net investment income	(2,464,911)	(2,510,135)	(181,149)	(144,072)	(360,683)	(372,100)	(127,604)	(113,232)
Net realized gains	—	—	—	—	(903,391)	—	—	(173,121)

Total distributions	(2,464,911)	(2,510,135)	(181,149)	(144,072)	(1,264,074)	(372,100)	(127,604)	(286,353)

Trust Share Transactions
Proceeds from shares sold	1,730,098	3,697,811	524,648	1,664,381	3,952,146	9,804,034	905,099	2,269,374
Reinvestment of distributions	2,464,911	2,510,135	181,149	144,072	1,264,074	372,100	127,604	286,353
Cost of shares redeemed	(2,495,784)	(4,668,699)	(602,398)	(2,377,246)	(2,828,898)	(3,348,254)	(1,058,918)	(2,790,480)

Net increase (decrease) from trust share transactions	1,699,225	1,539,247	103,399	(568,793)	2,387,322	6,827,880	(26,215)	(234,753)

Net increase (decrease) in net assets	(2,654,039)	2,068,424	(145,404)	(617,058)	869,309	17,240,710	(55,427)	(469,327)

Net Assets
Beginning of period	66,163,098	64,094,674	7,219,973	7,837,031	69,977,498	52,736,788	7,263,872	7,733,199

End of period †	$63,509,059	$66,163,098	$7,074,569	$7,219,973	$70,846,807	$69,977,498	$7,208,445	$7,263,872

† Includes undistributed net investment income (deficit) of	$(576,313)	$928,051	$(72,260)	$72,987	$242,859	$360,670	$122,104	$127,594

Trust Shares Issued and Redeemed
Sold	167,119	347,525	56,183	173,061	214,679	578,651	95,023	221,072
Issued for distributions reinvested	242,371	240,665	19,541	15,118	70,383	22,703	13,976	26,812
Redeemed	(244,421)	(438,282)	(64,009)	(248,030)	(152,927)	(193,302)	(107,711)	(276,019)

Net increase (decrease) in trust shares outstanding	165,069	149,908	11,715	(59,851)	132,135	408,052	1,288	(28,135)

124	See notes to financial statements	125

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to	1/1/18 to	1/1/17 to
	6/30/18	12/31/17	6/30/18	12/31/17	6/30/18	12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$110,667	$243,759	$973,538	$958,244	$390,745	$610,667
Net realized gain on investments	235,979	5,019,818	8,908,333	32,358,938	54,829	485,015
Net unrealized appreciation (depreciation)
of investments	3,900,352	12,005,973	(5,939,905)	6,813,078	(1,700,202)	3,821,173

Net increase (decrease) in net assets resulting
from operations	4,246,998	17,269,550	3,941,966	40,130,260	(1,254,628)	4,916,855

Distributions to Shareholders
Net investment income	(243,781)	(301,564)	(1,163,389)	(2,139,302)	(776,301)	(682,830)
Net realized gains	(5,019,797)	(5,700,381)	(32,391,107)	(2,798,466)	(232,996)	—
Total distributions	(5,263,578)	(6,001,945)	(33,554,496)	(4,937,768)	(1,009,297)	(682,830)

Trust Share Transactions
Proceeds from shares sold	3,576,738	3,634,274	2,566,855	4,207,639	1,969,689	5,397,771
Reinvestment of distributions	5,263,578	6,001,945	33,554,496	4,937,768	1,009,297	682,830
Cost of shares redeemed	(2,528,756)	(3,507,121)	(7,190,450)	(12,559,006)	(1,135,334)	(2,805,100)

Net increase (decrease) from trust share transactions	6,311,560	6,129,098	28,930,901	(3,413,599)	1,843,652	3,275,501

Net increase (decrease) in net assets	5,294,980	17,396,703	(681,629)	31,778,893	(420,273)	7,509,526

Net Assets
Beginning of period	69,829,484	52,432,781	255,999,214	224,220,321	47,909,502	40,399,976

End of period †	$75,124,464	$ 69,829,484	$255,317,585	$255,999,214	$47,489,229	$47,909,502

† Includes undistributed net investment income of	$110,645	$ 243,759	$852,964	$1,042,815	$144,244	$529,800

Trust Shares Issued and Redeemed
Sold	230,152	259,139	70,697	115,650	146,734	414,482
Issued for distributions reinvested	347,890	467,077	1,006,131	141,931	75,659	53,556
Redeemed	(159,723)	(248,181)	(198,108)	(342,882)	(84,571)	(215,397)

Net increase (decrease) in trust shares outstanding	418,319	478,035	878,720	(85,301)	137,822	252,641

126	See notes to financial statements	127

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Balanced Income Fund, Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Each Fund is diversified except for Real Estate Fund which is non-diversified. The objective of each Fund as of June 30, 2018 is as follows:

Balanced Income Fund seeks income as its primary objective and has a secondary objective of capital appreciation.

Covered Call Strategy Fund seeks long-term capital appreciation.

Equity Income Fund seeks total return.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Government Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

Limited Duration Bond Fund seeks current income consistent with low volatility of principal.

Opportunity Fund seeks long-term capital growth.

Real Estate Fund seeks total return.

128

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2018, the Fund For Income held one security that was fair valued at a value of $199,000, representing 0.2% of the Fund’s net assets.

129

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities and options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate, covered and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan

130

participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2018, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2017, capital loss carryovers were as follows:

		Not Subject
		to Expiration
Fund	Total	Long Term	Short Term
Covered Call Strategy	$226,388	$—	$226,388
Fund For Income	5,259,305	4,571,986	687,319
Government	1,272,072	245,565	1,026,507
Investment Grade	498,995	498,995	—
Limited Duration Bond	144,233	77,813	66,420
Real Estate	66,970	5,002	61,968

During the year ended December 31, 2017, the following Funds had utilized/expired capital loss carryovers of:

Fund	Utilized	Expired
Covered Call Strategy	$51,854	$—
Fund For Income	1,434,089	15,502,053
International	6,224,564	—
Investment Grade	—	1,145,101
Opportunity	508,062	—
Total Return	66,830	—

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this year and beyond retain their character as short-term or long-term, have no expiration date and

131

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015–2017, or are expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations and Transactions—The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—The Separate Accounts, which own the shares of the Funds, will receive all dividends and other distributions by the Funds. All dividends and distributions are reinvested by the Separate Accounts in additional shares of the distributing Funds. Distributions from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Government Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital

132

loss carryforwards, deferral of wash sale losses, late loss deferrals, post-October capital losses, net operating losses and foreign currency transactions.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2018, the Funds received credits in the amount of $9,837. Some of the Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2018, the Balanced Income, Equity Income, Growth & Income, Opportunity, Real Estate, Special Situations and Total Return Funds’ expenses were reduced by a total of $3,388 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the

133

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

Funds are acquired through the purchase of variable annuity or variable life insurance contracts for which a Fund is an investment option.

3. Security Transactions —For the six months ended June 30, 2018, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Balanced Income	$798,964	$1,108,362	$—	$—
Covered Call Strategy	10,538,757	7,211,692	—	—
Equity Income	30,466,692	31,007,370	—	—
Fund For Income	43,958,460	42,069,613	—	—
Government	4,428,870	8,702,578	4,297,638	665,668
Growth & Income	118,052,652	124,428,082	—	—
International	33,429,200	30,707,760	—	—
Investment Grade	17,969,841	18,012,035	—	—
Limited Duration Bond	4,422,983	3,938,596	199,148	296,887
Opportunity	13,177,785	12,267,751	—	—
Real Estate	634,116	872,378	—	—
Select Growth	8,365,629	6,858,873	—	—
Special Situations	55,856,245	53,318,727	—	—
Total Return	13,284,517	11,017,471	298,781	—

134

At June 30, 2018, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation )
Balanced Income	$6,203,302	$467,970	$235,024	$232,946
Covered Call Strategy	13,301,348	1,452,433	447,855	1,004,578
Equity Income	90,105,979	33,733,878	1,150,476	32,583,402
Fund For Income	102,616,457	835,532	2,271,652	(1,436,120)
Government	28,368,097	52,061	682,540	(630,479)
Growth & Income	313,571,835	186,643,741	4,194,650	182,449,091
International	115,530,704	42,956,475	3,213,233	39,743,242
Investment Grade	63,767,885	185,222	2,339,354	(2,154,132)
Limited Duration Bond	7,493,735	3,153	199,758	(196,605)
Opportunity	55,640,760	15,797,275	1,955,278	13,841,997
Real Estate	6,515,677	502,315	399,185	103,130
Select Growth	51,970,019	22,493,392	172,275	22,321,117
Special Situations	197,036,286	61,890,450	7,701,290	54,189,160
Total Return	42,242,128	5,829,232	1,112,350	4,716,882

4. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, and its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2018, total trustee fees accrued by the Funds amounted to $45,676.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2018, FIMCO has voluntarily waived advisory fees in the amount of $5,136 on Balanced Income Fund, $20,775 on Government Fund, $48,077 on Investment Grade Fund and $5,224 on Limited Duration Bond Fund in order to limit the advisory fees on these Funds to .60% of their average daily net assets. For the period January 1, 2018 to May 31, 2018, the Government Cash Management Fund voluntarily waived advisory fees in the amount of $20,827 to limit the advisory fees to .60% of the Fund’s average daily net assets. Effective June 1, 2018, the Government Cash Management Fund entered into a contractual agreement to limit the Fund’s advisory fees to .60% of the Fund’s average daily net assets.

135

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

For the period June 1, 2018 to June 30, 2018, the Government Cash Management Fund waived advisory fees in the amount of $4,874 under the agreement. For the six months ended June 30, 2018, total advisory fees accrued to FIMCO were $5,506,488 of which $104,913 was waived by FIMCO as noted above.

Ziegler Capital Management, LLC serves as investment subadviser to Covered Call Strategy Fund, Muzinich & Co., Inc. serves as investment subadviser to Balanced Income Fund, Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund. Vontobel Asset Management, Inc. serves as investment subadviser to International Fund and Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. These securities are valued as set forth in Note 1A. At June 30, 2018, the Fund For Income held one hundred eighty-six 144A securities with an aggregate value of $53,840,536 representing 52.2% of the Fund’s net assets, the Government Fund held two 144A securities with an aggregate value of $1,117,373 representing 4.1% of the Fund’s net assets, the Investment Grade Fund held seventeen 144A securities with an aggregate value of $6,644,180 representing 10.5% of the Fund’s net assets, the Limited Duration Bond Fund held eight 144A securities with an aggregate value of $1,453,643 representing 20.5% of the Fund’s net assets and the Total Return Fund held thirteen 144A securities with an aggregate value of $2,408,517 representing 5.1% of the Fund’s net assets.

6. Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

136

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

137

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by certain of the Funds for the six months ended June 30, 2018 was related to the use of written options and futures contracts, as discussed further below.

Options Contracts—Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. A premium paid by a Fund is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

138

The premium amount and the number of option contracts written by the Funds during the six months ended June 30, 2018, were as follows:

	Covered Call Strategy		Equity Income
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Options outstanding at
December 31, 2017	(1,588)	$(152,375)	—	$—
Call options written	(6,305)	(740,607)	(410)	(44,091)
Call options exercised	—	—	118	13,577
Call options purchased
to cover	4,133	459,501	—	—
Call options expirations	2,097	192,836	242	22,174
Balance at June 30, 2018	(1,663)	$(240,645)	(50)	$(8,340)

Derivative Investment Holdings Categorized by Risk Exposure—The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of June 30, 2018:

	Asset derivatives		Liability derivatives
	Statement of Assets and		Statement of Assets and
Risk exposure category	Liabilities location	Value	Liabilities location	Value
Options Contracts:
Covered Call Strategy	N/A	N/A	Written options, at value	$155,871
Equity Income	N/A	N/A	Written options, at value	$2,670

The following table sets forth the Funds’ realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the six months ended June 30, 2018:

Risk exposure category	Written options
Options Contracts:
Covered Call Strategy	$(169,543)
Equity Income	$22,174

139

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

The following table sets forth the Funds’ change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the six months ended June 30, 2018:

Risk exposure category	Option contracts
Covered Call Strategy	$87,083
Equity Income	$5,670

Futures Contracts—The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian

140

in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%–5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

141

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

Statement of Operations
Realized gain (loss) in
Futures Contracts	value of investments
Balanced Income	$19,879
Limited Duration Bond	$(135)

The following table summarizes the value of the Funds’ interest rate futures contracts held as of June 30, 2018, and the related location in the accompanying Statement of Operations.

Statement of Operations
Unrealized appreciation in
Futures Contracts	value of investments
Balanced Income	$2,507

7. High Yield Credit Risk—The investments of Balanced Income Fund, Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York

142

and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the various state law constructive fraudulent transfer suits. In September 2016, the Bondholder and Plaintiffs petitioned the U.S. Supreme Court to review the Second Circuit’s decision. The Supreme Court has not yet ruled on that request. On January 9, 2017, the Tribune MDL judge granted the defendants’ motion to dismiss the Committee lawsuit alleging a single claim for intentional fraudulent transfer. An appeal of that decision to the Second Circuit is expected, but has not yet been made. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $376,754 in connection with the LBO, representing .30% of its net assets as of June 30, 2018. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing .06% of the net assets of Growth & Income Fund as of June 30, 2018. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

9. Name Change—Effective January 31, 2018, the First Investors Limited Duration High Quality Bond Fund changed its name to First Investors Limited Duration Bond Fund. The purpose of the name change is to reflect some changes in its investment strategies.

143

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

10. Reorganizations of Government Fund into Limited Duration Bond Fund and Balanced Income Fund into Total Return Fund—On April 19, 2018: (a) the Board of Trustees (the “Board”) of First Investors Life Series Funds (the “Trust”) approved a Plan of Reorganization and Termination (the “Plan”) pursuant to which First Investors Life Series Government Fund (“Government Fund”), a series of the Trust, would be reorganized into First Investors Life Series Limited Duration Bond Fund (“Limited Duration Bond Fund”), also a series of the Trust; and (b) the Board of the Trust approved a Plan of Reorganization and Termination (the “Plan”) pursuant to which First Investors Life Series Balanced Income Fund (“Balanced Income Fund”), a series of the Trust, would be reorganized into First Investors Life Series Total Return Fund (“Total Return Fund”), a series of the Trust. Each of these transactions is referred to as a Reorganization.

Reorganization of Government Fund into Limited Duration Bond Fund

Pursuant to the Plan, shares of Government Fund held by each shareholder of Government Fund will be exchanged for shares of Limited Duration Bond Fund with the same aggregate net asset value as the shareholder had in Government Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Government Fund will become shareholders of Limited Duration Bond Fund and Government Fund will then be terminated. The Reorganization is expected to occur during the third quarter of 2018. A shareholder vote is not required to reorganize Government Fund into Limited Duration Bond Fund. Government Fund shareholders will receive, prior to the Reorganization, a Prospectus and Information Statement that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Plan. Government Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

Reorganization of Balanced Income Fund into Total Return Fund

Shareholders of Balanced Income Fund will be asked to consider and approve the Plan at a special meeting of shareholders expected to be held during the third calendar quarter of 2018. Balanced Income Fund shareholders will receive, prior to the shareholder meeting, a Prospectus and Proxy Statement that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Plan. If the Plan is approved by shareholders of Balanced Income Fund, the Reorganization will take place during the third or fourth calendar quarter of 2018 and, pursuant to the Agreement, shares of Balanced Income Fund held by each shareholder of Balanced Income Fund will be exchanged for

144

shares of Total Return Fund with the same aggregate net asset value as the shareholder had in Balanced Income Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Balanced Income Fund will become shareholders of Total Return Fund and Balanced Income Fund will then be terminated. Balanced Income Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

The exchange of shares in each Reorganization is intended to be a tax-free transaction for federal income tax purposes and, as such, is not expected to be considered a taxable event. It is anticipated that no sales loads, commissions or other transaction fees will be imposed on shareholders of Government Fund or Balanced Income Fund in connection with the Reorganizations.

11. Plan of Liquidation and Termination of First Investors Real Estate Fund—On May 17, 2018, the Board of Trustees of the First Investors Life Series Funds (the “Trust”), upon the recommendation of Foresters Investment Management Company, Inc., the investment adviser for each series of the Trust, approved a plan to liquidate and terminate (the “Liquidation”) the First Investors Life Series Real Estate Fund (the “Fund”), a series of the Trust. The Liquidation was completed on August 17, 2018 (the “Liquidation Date”). A shareholder vote was not required to approve the Liquidation.

A letter was sent to Contract holders, setting forth various options and instructions with respect to the Liquidation and the distribution of their redemption proceeds. Any Contract value of the Fund outstanding on the Liquidation Date was automatically reallocated to the Government Cash Management Fund. The Contract holder will have an additional 60 days from the Liquidation Date to reallocate without counting against their yearly contractual limits. A final reminder letter will be mailed approximately 30 days prior to the expiration of this offer.

The liquidation is not expected to be a taxable event for the Fund or for holders of a Contract. Contract holders should consult their tax advisors regarding the tax treatment of the Liquidation.

12. Subsequent Events—Subsequent events occurring after June 30, 2018 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

145

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
December 31 except as otherwise indicated.

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Assets**				Waived or Assumed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	Income (Loss	)	Rate

BALANCED INCOME FUND
2015(f)	$10.00	$ —	(a)	$ (.17)	$ (.17)	$ —	$ —	$ —	$ 9.83	(1.70	)%††	$ 5		3.10	%†	(.70	)%†	3.25	%†	(.85	)%†	26	%††
2016	9.83	.13	(a)	.53	.66	—	—	—	10.49	6.71		9		1.51		1.31		1.66		1.16		101
2017	10.49	.22	(a)	.77	.99	.12	.12	.24	11.24	9.57		7		1.00		2.05		1.15		1.90		79
2018(j)	11.24	.09	(a)	(.48)	(.39)	.27	.29	.56	10.29	(3.53	)††	7		1.65	†	1.78	†	1.80	†	1.63	†	12	††

COVERED CALL STRATEGY FUND
2016(d)	$10.00	$.07	(a)	$ .46	$ .53	$ —	—	$ —	$10.53	5.30	%††	$ 10		1.73	%†	.97	%†	N/A		N/A		96	%††
2017	10.53	.14	(a)	1.02	1.16	.04	—	.04	11.65	11.07		11		1.06		1.26		N/A		N/A		143
2018(j)	11.65	.07	(a)	(.36)	$(.29)	.13	—	.13	11.23	(2.52	)††	14		1.03	†	1.24	†	N/A		N/A		57	††

EQUITY INCOME FUND
2013	$16.36	$.36		$4.55	$4.91	$.38	$ —	$ .38	$20.89	30.53%		$ 99.82%				1.97%		N/A		N/A		31%
2014	20.89	.35		1.28	1.63	.36	.87	1.23	21.29	8.26		110.81				1.76		N/A		N/A		25
2015	21.29	.40	(a)	(.58)	(.18)	.35	.75	1.10	20.01	(1.03)		107.81				1.97		N/A		N/A		24
2016	20.01	.42	(a)	2.03	2.45	.40	.70	1.10	21.36	13.28		117.81				2.09		N/A		N/A		20
2017	21.36	.40	(a)	2.81	3.21	.42	.51	.93	23.64	15.52		130.80				1.81		N/A		N/A		18
2018(j)	23.64	.22	(a)	(.54)	(.32)	.43	.69	1.12	22.20	(1.35	)††	126.81			†	1.94	†	N/A		N/A		25	††

FUND FOR INCOME
2013	$ 6.81	$.36		$ .09	$ .45	$.42	—	$ .42	$ 6.84	6.88%		$ 95.88%				5.37%		N/A		N/A		56%
2014	6.84	.34		(.28)	.06	.37	—	.37	6.53	.79		99.85				4.88		N/A		N/A		41
2015	6.53	.30	(a)	(.40)	(.10)	.36	—	.36	6.07	(1.85)		95.86				4.86		N/A		N/A		45
2016	6.07	.30	(a)	.34	.64	.35	—	.35	6.36	11.12		101.89				4.85		N/A		N/A		56
2017	6.36	.30	(a)	.12	.42	.33	—	.33	6.45	6.82		106.89				4.70		N/A		N/A		66
2018(j)	6.45	.15	(a)	(.19)	(.04)	.33	—	.33	6.08	(.62	)††	103.89			†	4.97	†	N/A		N/A		41	††

GOVERNMENT FUND
2013	$10.42	$.18		$ (.43)	$ (.25)	$.27	—	$ .27	$ 9.90	(2.47)%		$ 30.76%				1.76%		.91%		1.61%		118%
2014	9.90	.18		.13	.31	.26	—	.26	9.95	3.14		31.74				1.82		.89		1.67		103
2015	9.95	.16	(a)	(.15)	.01	.23	—	.23	9.73	.04		30.75				1.62		.90		1.47		87
2016	9.73	.14	(a)	(.09)	.05	.21	—	.21	9.57	.48		29.75				1.38		.90		1.23		95
2017	9.57	.15	(a)	(.01)	.14	.18	—	.18	9.53	1.53		28.75				1.58		.90		1.43		42
2018(j)	9.53	.06	(a)	(.20)	(.14)	.18	—	.18	9.21	(1.43	)††	27.88			†	1.30	†	1.03	†	1.15	†	32	††

146	147

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

	P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions														Ratio to Average Net
		Investment Operations				from										Ratio to Average				Assets Before Expenses
																Net Assets **				Waived or Assumed
	Net Asset	Net		Net Realized							Net Asset											Net
	Value,	Investment		and Unrealized	Total from	Net		Net			Value,			Net Assets		Expenses		Net				Investment	Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment		Realized	Total		End	Total		End of Period		Before Fee		Investment				Income	Turnover
	of Period	(Loss	)	Investments	Operations	Income		Gains	Distributions		of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	(Loss)	Rate

GOVERNMENT CASH MANAGEMENT FUND(e)
2013	$ 1.00	$ —		—	—	$ —		—	$ —		$ 1.00	.00%		$ 11.10			%(b)	.00%		.99%		(.89)%	N/A
2014	1.00	—		—	—	—		—	—		1.00	.00		10.08			(b)	.00		.99		(.91)	N/A
2015	1.00	—	(a)	—	—	—		—	—		1.00	.00		14.13			(b)	.00		1.09		(.96)	N/A
2016	1.00	—	(a)	—	—	—		—	—		1.00	.00		10.38			(b)	.00		1.15		(.78)	N/A
2017	1.00	—	(a)	—	—	.00	(c)	—	.00	(c)	1.00	.26		9.60			(b)	.25		1.19		(.34)	N/A
2018(j)	1.00	—	(a)	—	—	.00	(c)	—	.00	(c)	1.00	.48	††	9.60			(b)†	.97	†	1.20	†	.37 †	N/A

GROWTH & INCOME FUND
2013	$33.08	$ .53		$11.89	$12.42	$.61		$ —	$ .61		$44.89	38.06%		$474.79%				1.34%		N/A		N/A	23%
2014	44.89	.54		2.82	3.36	.53		.29	.82		47.43	7.65		493.78				1.18		N/A		N/A	21
2015	47.43	.60	(a)	(1.87)	(1.27)	.55		2.50	3.05		43.11	(3.12)		457.78				1.33		N/A		N/A	23
2016	43.11	.69	(a)	3.08	3.77	.61		2.09	2.70		44.18	9.88		475.79				1.67		N/A		N/A	21
2017	44.18	.66	(a)	7.09	7.75	.71		1.77	2.48		49.45	18.28		532.78				1.45		N/A		N/A	17
2018(j)	49.45	.36	(a)	(1.43)	(1.07)	.68		2.17	2.85		45.53	(2.25	)††	504.76			†	1.53	†	N/A		N/A	24	††

INTERNATIONAL FUND
2013	$19.57	$ .24		$ 1.08	$ 1.32	$.27		$ —	$ .27		$20.62	6.77%		$128.92%				1.21%		N/A		N/A	35%
2014	20.62	.23		.26	.49	.23		—	.23		20.88	2.39		131.92				1.10		N/A		N/A	28
2015	20.88	.26	(a)	.47	.73	.23		—	.23		21.38	3.49		134.87				1.22		N/A		N/A	27
2016	21.38	.27	(a)	(1.17)	(.90)	.26		—	.26		20.22	(4.20)		124.87				1.28		N/A		N/A	37
2017	20.22	.22	(a)	6.38	6.60	.25		—	.25		26.57	32.96		160.84				.90		N/A		N/A	29
2018(j)	26.57	.18	(a)	(.56)	(.38)	.21		1.20	1.41		24.78	(1.42	)††	158.86			†	1.41	†	N/A		N/A	20	††

INVESTMENT GRADE FUND
2013	$11.57	$ .42		$ (.51)	$ (.09)	$.45		—	$ .45		$11.03	(.80)%		$ 59.70%				3.49%		.85%		3.34%	39%
2014	11.03	.42		.21	.63	.46		—	.46		11.20	5.86		63.69				2.78		.84		2.63	45
2015	11.20	.34	(a)	(.37)	(.03)	.47		—	.47		10.70	(.35)		62.68				3.12		.83		2.97	37
2016	10.70	.33	(a)	.15	.48	.45		—	.45		10.73	4.65		64.68				3.02		.83		2.87	40
2017	10.73	.31	(a)	.18	.49	.42		—	.42		10.80	4.72		66.68				2.93		.83		2.78	60
2018(j)	10.80	.15	(a)	(.45)	(.30)	.40		—	.40		10.10	(2.80	)††	64.69			†	2.99	†	.84	†	2.84 †	29	††

LIMITED DURATION BOND FUND (i)
2014(h)	$10.00	$(.13)		$ (.13)	$ (.26)	$ —		—	$ —		$ 9.74	(2.60	)%††	$ 3		5.82	%†	(4.25	)%†	5.97	%†	(4.40)%†	11	%††
2015	9.74	.01	(a)	(.06)	(.05)	—		—	—		9.69	(.51)		6		1.44		.11		1.59		(.04)	94
2016	9.69	(.03	)(a)	.09	.06	.09		—	.09		9.66	.64		8		1.06		(.34)		1.21		(.49)	78
2017	9.66	.10	(a)	.02	.12	.17		—	.17		9.61	1.26		7		1.01		1.09		1.16		.94	82
2018(j)	9.61	.05	(a)	(.14)	(.09)	.25		—	.25		9.27	(.97	)††	7		1.26	†	1.03	†	1.41	†	.88† †	62	††

148	149

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Assets**				Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Net	Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Investment	Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	Income	Rate

OPPORTUNITY FUND
2013	$10.06	$(.04)		$4.06	$4.02	$ —	$ —	$ —	$14.08	39.96%		$ 14		2.28%		(.79)%		N/A		N/A	32%

2014	14.08	.03		.78	.81	—	.01	.01	14.88	5.73		27		1.01		.31		N/A		N/A	31
2015	14.88	.08	(a)	(.20)	(.12)	.03	—	.03	14.73	(.81)		40.89				.53		N/A		N/A	45
2016	14.73	.12	(a)	1.09	1.21	.07	—	.07	15.87	8.26		53.87				.83		N/A		N/A	31

2017	15.87	.10	(a)	2.90	3.00	.11	—	.11	18.76	19.00		70.84				.59		N/A		N/A	30
2018(j)	18.76	.06	(a)	(.14)	(.08)	.10	.24	.34	18.34	(0.39	)††	71.83			†	.70	†	N/A		N/A	18	††

REAL ESTATE FUND
2015(g)	$10.00	$ .09	(a)	$ .06	$ .15	$ —	$ —	$ —	$10.15	1.50	%††	$ 5		2.27	%†	1.40	%†	N/A		N/A	17	%††
2016	10.15	.18	(a)	.48	.66	.07	.06	.13	10.68	6.57		8		1.34		1.72		N/A		N/A	39
2017	10.68	.33	(a)	(.19)	.14	.15	.23	.38	10.44	1.27		7		1.11		3.18		N/A		N/A	43
2018(j)	10.44	.17	(a)	(.08)	.09	.19	—	.19	10.34	1.07	††	7		1.23	†	3.56	†	N/A		N/A	10	††

SELECT GROWTH FUND
2013	$ 9.58	$ .04		$3.12	$3.16	$.05	$ —	$ .05	$12.69	33.15%		$ 35.85%				.43%		N/A		N/A	64%
2014	12.69	.05		1.66	1.71	.05	.01	.06	14.34	13.53		44.83				.43		N/A		N/A	37
2015	14.34	.09	(a)	.38	.47	.05	.78	.83	13.98	3.21		48.83				.65		N/A		N/A	43
2016	13.98	.08	(a)	.36	.44	.09	.96	1.05	13.37	4.04		52.83				.61		N/A		N/A	64
2017	13.37	.06	(a)	3.97	4.03	.08	1.45	1.53	15.87	32.80		70.81				.40		N/A		N/A	52
2018(j)	15.87	.02	(a)	.91	.93	.06	1.15	1.21	15.59	6.07	††	75.81			†	.31	†	N/A		N/A	10	††

SPECIAL SITUATIONS FUND
2013	$31.57	$ .19		$9.11	$9.30	$.34	$1.56	$1.90	$38.97	30.88%		$201.82%				.53%		N/A		N/A	108%
2014	38.97	.22		1.82	2.04	.18	6.61	6.79	34.22	6.30		209.80				.66		N/A		N/A	41
2015	34.22	.18	(a)	(.27)	(.09)	.22	1.51	1.73	32.40	(.52)		202.80				.52		N/A		N/A	46
2016	32.40	.33	(a)	4.28	4.61	.18	2.19	2.37	34.64	16.10		224.81				1.06		N/A		N/A	31
2017	34.64	.15	(a)	6.06	6.21	.33	.44	.77	40.08	18.26		256.80				.40		N/A		N/A	38
2018(j)	40.08	.14	(a)	.20	.34	.18	5.10	5.28	35.14	1.56	††	255.79			†	.77	†	N/A		N/A	22	††

150	151

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
		Investment Operations				from							Ratio to Average				Assets Before Expenses
													Net Assets **				Waived or Assumed
	Net Asset			Net Realized					Net Asset
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net				Net	Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period	Before Fee		Investment				Investment	Turnover
	of Period	Income		Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions)	Credits	***	Income		Expenses	***	Income	Rate

TOTAL RETURN FUND
2013	$ 9.93	$ —		$1.69	$1.69	$ —	$ —	$ —	$11.62	17.02%		$13	1.93%		.16%		N/A		N/A	14%
2014	11.62	.09		.60	.69	.01	—	.01	12.30	5.97		29.96			.96		N/A		N/A	53
2015	12.30	.15	(a)	(.34)	(.19)	.13	—	.13	11.98	(1.61)		37.89			1.20		N/A		N/A	39
2016	11.98	.18	(a)	.59	.77	.17	—	.17	12.58	6.62		40.89			1.45		N/A		N/A	67
2017	12.58	.18	(a)	1.28	1.46	.21	—	.21	13.83	11.75		48.86			1.39		N/A		N/A	48
2018(j)	13.83	.11	(a)	(.46)	(.35)	.22	.07	.29	13.19	(2.56	)††	47.90		†	1.65	†	N/A		N/A	24	††

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
***	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.
(b)	For each of the periods shown, FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60% and waived additional advisory fees and assumed other expenses to prevent a negative yield on the Funds’ shares (Note 4).
(c)	Due to rounding, amount is less than .005 per share.
(d)	For the period May 2, 2016 (commencement of operations) to December 31, 2016.
(e)	Prior to October 3, 2016, known as Cash Management Fund.
(f)	For the period November 2, 2015 (commencement of operations) to December 31, 2015.
(g)	For the period May 1, 2015 (commencement of operations) to December 31, 2015.
(h)	For the period July 1, 2014 (commencement of operations) to December 31, 2014.
(i)	Prior to January 31, 2018, known as Limited Duration High Quality Bond Fund.
(j)	For the period January 1, 2018 to June 30, 2018.

See notes to financial statements
152		153

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Balanced Income Fund, Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (the “Funds”), each a series of First Investors Life Series Fund (the “Trust”), including the portfolio of investments, as of June 30, 2018, the related statement of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the First Investors Family of Funds since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

154

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 28, 2018

155

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS LIFE SERIES FUNDS

Consideration of the Sub-Advisory Agreement with Muzinich & Co., Inc. with respect to the Total Return Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund and Balanced Income Fund

At the November 16, 2017 meeting (the “November Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the First Investors Life Series Funds (the “Trust”), the Board, including a majority of Board members who are not interested persons of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed and approved, for the Total Return Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund and Balanced Income Fund (each, a “Fund” and collectively, the “Funds”), the sub-advisory agreement (the “Sub-Advisory Agreement”) with Muzinich & Co., Inc. (the Sub-Adviser”).

The Trustees were provided with materials relating to the proposed appointment of the Sub-Adviser by Foresters Investment Management Company, Inc. (“FIMCO”), the Funds’ investment adviser, and by the Sub-Adviser in advance of and at the November Meeting. The Trustees also met in person with senior officers of FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Sub-Advisory Agreement. The material factors and conclusions that formed the basis for the approval of the Sub-Advisory Agreement are discussed below.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, the Sub-Adviser’s past performance and the Sub-Adviser’s personnel that would be providing services to the Funds. In evaluating the Sub-Advisory Agreement, the Trustees also reviewed information provided by FIMCO and the Sub-Adviser, including the terms of the Sub-Advisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fee, the method of computing fees, and the frequency of payment of fees. In addition, the Trustees reviewed, among other things, information regarding the Sub-Adviser’s investment program for implementing a high yield strategy for a portion of each Fund’s assets and compliance program. The Board also considered information provided by the Sub-Adviser in connection with the renewal of its sub-advisory agreement with respect to other funds in the First Investors fund complex a few months prior to the November Meeting.

156

After discussion and consideration among themselves, and with FIMCO, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the day before the November Meeting, the Trustees concluded as follows with respect to the Sub-Advisory Agreement:

• The nature and extent of the investment sub-advisory services to be provided to the Funds by the Sub-Adviser was consistent with the terms of the Sub-Advisory Agreement;

• The prospects for satisfactory investment performance of the Funds’ high yield strategy were reasonable;

• FIMCO and not the Funds would pay the subadvisory fees of the Sub-Adviser and therefore, there would be no change to the overall advisory fees charged to the Funds by FIMCO;

• The Sub-Adviser had agreed to a fee schedule that included breakpoints to reflect economies of scale, although the Board noted that reduced sub-advisory fees would benefit FIMCO and not the Funds since FIMCO pays the Sub-Adviser out of its investment advisory fees;

• The cost of services to be provided by the Sub-Adviser to the Funds and the profits realized by the Sub-Adviser from its relationship with the Funds would be assessed when the Trustees first consider the renewal of the Sub-Advisory Agreement; and

• The Sub-Adviser does not utilize any soft dollar arrangements or receive other “fall out” or ancillary benefits from its services to the Funds.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders and unanimously approved such Agreement.

157

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Muzinich & Co., Inc., Smith Group Asset Management, LP, Vontobel Asset Management, Inc. and Ziegler Capital Management, LLC

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (and sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has six regularly scheduled meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (and sub-advisory agreements, as applicable). In particular, the Board and its standing committees also consider at each meeting at least certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement (and sub-advisory agreements, as applicable), including investment performance, sub-adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, risk management (including as it relates to cybersecurity risk), compliance monitoring, and the services and support provided to each fund and its shareholders. In addition, the Board meets with representatives of each sub-adviser in person at least once per year.

On April 18-19, 2018 (the “April Meeting”), the Independent Trustees met in person with senior management personnel of Foresters Investment Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (and sub-advisory agreement, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel on April 18, 2018, immediately prior to and during the April Meeting, to consider the continuation of the advisory agreement (or sub-advisory agreements, as applicable) outside the presence of management. As part

158

of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 17, 2018 (the “May Meeting”). In addition, Independent Legal Counsel, in conjunction with the Board, and personnel from FIMCO reviewed each sub-adviser’s response in connection with the request for information with respect to the applicable sub-advisory agreements and requested follow-up information or clarifications from each sub-adviser, as applicable, which was provided prior to the May Meeting.

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Balanced Income Fund, Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Muzinich & Co., Inc. (“Muzinich”) with respect to the Fund For Income; (2) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund; and (4) Ziegler Capital Management, LLC (“Ziegler”) with respect to the Covered Call Strategy Fund. The Fund For Income, Select Growth Fund, International Fund and Covered Call Strategy Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance and the performance of the sub-advisers to the respective Sub-Advised Funds, presentations given by representatives of FIMCO, Muzinich, Smith Group, Vontobel and Ziegler and various reports on compliance and other services provided by FIMCO.

In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, that included,

159

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Broadridge (“Peer Group”). The Board also considered that FIMCO charges different fee rates to various mutual funds that have similar investment mandates and FIMCO’s explanation for these differences.

Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds and, as applicable, services in connection with selecting, overseeing and evaluating the sub-advisers; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s and each sub-adviser’s personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information regarding the compensation of FIMCO’s and each sub-adviser’s advisory personnel; FIMCO’s and each sub-adviser’s investment management process; FIMCO’s and each sub-adviser’s compliance program; the time and attention of FIMCO’s and each sub-adviser’s personnel devoted to the management of the Funds; FIMCO’s and each sub-adviser’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO and each sub-adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, which included enhanced sales and marketing efforts; continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds; and improving the efficiency of back-office operations and services (including the launch of a system for processing new business electronically). In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

160

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Muzinich, Smith Group, Vontobel and Ziegler furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Muzinich, Smith Group, Vontobel and Ziegler to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Muzinich, Smith Group, Vontobel and Ziegler and a comparison of those fee rates to the fee rates of Muzinich, Smith Group, Vontobel and Ziegler for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability and/or financial information provided by Muzinich, Smith Group, Vontobel and Ziegler; and (4) any “fall out” or ancillary benefits accruing to Muzinich, Smith Group, Vontobel and Ziegler as a result of the relationship with each applicable Sub-Advised Fund. The Board also considered FIMCO’s representations that it found the sub-adviser responses to the information requests in connection with the renewal of the Sub-Advisory Agreements to be satisfactory and raising no issues of general concern.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements and different Trustees may have given different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Muzinich, Smith Group, Vontobel and Ziegler.

161

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers on an ongoing basis, including, but not limited to, monitoring each sub-adviser’s investment performance, evaluating each sub-adviser’s compliance program on an annual basis and monitoring investments for compliance purposes, including monitoring each sub-adviser’s soft dollar practices (as applicable), portfolio allocation and best execution. The Board also noted that FIMCO provided the same sorts of administrative and other services, except for direct management of the portfolio, for the Sub-Advised Funds as it does for the other funds that do not employ a sub-adviser. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including the manner in which portfolio managers and analysts are provided significant incentive compensation for good performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the investment management services provided by Muzinich, Smith Group, Vontobel and Ziegler to the applicable Sub-Advised Funds. The Board considered Muzinich’s, Smith Group’s, Vontobel’s and Ziegler’s investment management process in managing the applicable

162

Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser. Additionally, with respect to the Sub-Advised Funds, the Board considered the differences in fees paid by each Sub-Advised Fund to FIMCO and the fees paid by FIMCO to each sub-adviser, as well as representations by FIMCO that these fee differentials are warranted by its ongoing services and assumption of risks.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Muzinich, Smith Group, Vontobel and Ziegler were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Broadridge. In particular, the Board reviewed the performance of each Fund over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2018. The Board also reviewed the annual yield of the Balanced Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Investment Grade Fund and Limited Duration Bond Fund over the past five years (or shorter period as applicable). With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Government Fund, Government Cash Management

163

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Fund, Growth & Income Fund, Limited Duration Bond Fund and Real Estate Fund fell within one of the top three quintiles for at least one of the performance periods provided by Broadridge. In particular, the Board noted that: (i) the Balanced Income Fund and Covered Call Strategy Fund fell within the third quintile for the 1-year period (the only period for which information was provided due to the short operating history of the Funds); (ii) the Equity Income Fund fell within fourth quintile, second quintile and third quintile for the 1-year period, 3-year period and 5-year period, respectively; (iii) the Fund For Income fell within third quintile, third quintile and fourth quintile for the 1-year period, 3-year period and 5-year period, respectively; (iv) the Government Fund fell within fourth quintile, fourth quintile and fifth quintile for the 1-year period, 3-year period and 5-year period, respectively; (v) the Government Cash Management Fund and Growth & Income Fund fell within fourth quintile for each of the 1-year period, 3-year period and 5-year period; (vi) the International Fund fell within first quintile, second quintile and second quintile for the 1-year period, 3-year period and 5-year period, respectively; (vii) the Investment Grade Fund fell within third quintile, third quintile and second quintile for the 1-year period, 3-year period and 5-year period, respectively; (viii) the Limited Duration Bond Fund fell within fourth quintile and fifth quintile for the 1-year period and 3-year period, respectively (the only periods for which information was provided due to the relatively short operating history of the Fund); (ix) the Opportunity Fund fell within first quintile, third quintile and third quintile for the 1-year period, 3-year period and 5-year period, respectively; (x) the Real Estate Fund fell within fifth quintile for the 1-year period (the only period for which information was provided due to the short operating history of the Fund); (xi) the Select Growth Fund fell within second quintile, first quintile and second quintile for the 1-year period, 3-year period and 5-year period, respectively; (xii) the Special Situations Fund fell within first quintile, first quintile and fourth quintile for the 1-year period, 3-year period and 5-year period, respectively; and (xiii) the Total Return Fund fell within fourth quintile, fourth quintile and third quintile for the 1-year period, 3-year period and 5-year period, respectively. The Board also considered that FIMCO had recommended, and the Board had approved at the April Meeting, the reorganization of the Balanced Income Fund into the Total Return Fund and the reorganization of the Government Fund into the Limited Duration Bond Fund, each of which would be effective during the fourth quarter of 2018. In addition, the Board considered that FIMCO had proposed the liquidation of the Real Estate Fund at the May Meeting and that such liquidation would take place on or around the end of August 2018.

The Board also reviewed the yields of the Balanced Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Investment Grade Fund and Limited Duration Bond Fund and noted that the yield for: (i) the Balanced

164

Income Fund fell outside of the top three quintiles for each of the past two calendar years, which was the only information available due to its relatively short operating history; (ii) the Fund For Income, Government Fund and Investment Grade Fund fell within one of the top three quintiles for each of the past five calendar years; (iii) the Government Cash Management Fund fell within one of the top three quintiles for three of the past five calendar years; and (iv) the Limited Duration Bond Fund fell within one of the top three quintiles for two out of the past three calendar years, which was the only information available due to the relatively short operating history of the Fund. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Broadridge comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to: (i) extend, on a contractual rather than voluntary basis, the existing total expense cap limitation for the Government Cash Management Fund until June 1, 2019; and (ii) extend, on a voluntary basis, the existing management fee caps for the Balanced Income Fund, Government Fund, Investment Grade Fund and Limited Duration Bond Fund, respectively, until May 31, 2019. The Board also considered that, with respect to the Government Cash Management Fund, FIMCO has historically waived a significant portion of its management fees and reimbursed a portion of other expenses to avoid a negative return for shareholders due to the historically low interest rate environment.

165

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

In particular, the Board noted that: (i) the Balanced Income Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (ii) the Covered Call Strategy Fund’s contractual and actual management fees were in the first and second quintiles, respectively, of its Peer Group; (iii) the Equity Income Fund’s contractual and actual management fees were in the third and fifth quintiles, respectively, of its Peer Group; (iv) the Fund For Income’s contractual and actual management fees were in the fifth quintile of its Peer Group; (v) the Government Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (vi) the Government Cash Management Fund’s contractual and actual management fees were in the fifth and second quintiles, respectively, of its Peer Group; (vii) the Growth & Income Fund’s contractual and actual management fees were in the second and third quintiles, respectively, of its Peer Group; (viii) the International Fund’s contractual and actual management fees were in the first quintile of its Peer Group; (ix) the Investment Grade Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (x) the Limited Duration Bond Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (xi) the Opportunity Fund’s contractual and actual management fees were in the first and third quintiles, respectively, of its Peer Group; (xii) the Real Estate Fund’s contractual and actual management fees were in the second quintile of its Peer Group; (xiii) the Select Growth Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (xiv) the Special Situations Fund’s contractual and actual management fees were in the second and third quintiles, respectively, of its Peer Group; and (xv) the Total Return Fund’s contractual and actual management fees were in the fourth and fifth quintiles, respectively, of its Peer Group.

The Board also reviewed the information compiled by Broadridge comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quintile basis. In particular, the Board noted that: (i) the total expense ratio for each Fund except the Covered Call Strategy Fund, Growth & Income Fund, International Fund, Opportunity Fund, Select Growth Fund and Special Situations Fund was not in the top three quintiles of their respective Peer Groups; and (ii) the ratio of the sum of actual management and other non-management fees for each Fund except the Covered Call Strategy Fund, Growth & Income Fund, International Fund, Opportunity Fund, Select Growth Fund and Special Situations Fund was not in the top three quintiles of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Broadridge expense

166

comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Broadridge’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Broadridge’s methodology, the Board believed that the data provided by Broadridge was a generally appropriate measure of comparative expenses.

In considering the sub-advisory fee rates charged by and costs and profitability of Muzinich, Smith Group, Vontobel and Ziegler with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Muzinich, Smith Group, Vontobel or Ziegler, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Muzinich, Smith Group, Vontobel or Ziegler a fee directly. The Board also considered arrangements pursuant to which Muzinich, Smith Group and Vontobel (but not the Sub-Advised Funds) each pays a portion of its sub-advisory fee to a solicitor that introduced each such subadviser to FIMCO. Muzinich, Smith Group, Vontobel and Ziegler provided, and the Board reviewed, information comparing the fees charged by Muzinich, Smith Group, Vontobel and Ziegler for services to the respective Sub-Advised Funds versus the fee rates of Muzinich, Smith Group, Vontobel and Ziegler for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Muzinich, Smith Group, Vontobel and Ziegler for services to each applicable Sub-Advised Fund appeared competitive to the fees Muzinich, Smith Group, Vontobel and Ziegler charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2017, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted

167

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

FIMCO’s analysis that its profit margin is significantly lower than the average of such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. Based on the information provided, the Board also noted that FIMCO operates the Balanced Income Fund at a loss. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds. The Board also considered the profitability and/or financial information provided by Muzinich, Smith Group, Vontobel and Ziegler.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Muzinich, Smith Group, Vontobel and Ziegler as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO and each sub-adviser (except Muzinich and Ziegler) may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and the sub-advisers must select brokers based on each Fund’s requirements for seeking best execution.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

168

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers

Trustees
Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
E. Blake Moore Jr.*
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty**
Secretary

Carol Lerner Brown
Assistant Secretary

* Effective February 22, 2018, Mr. E. Blake Moore Jr. became President of the Funds and Foresters Investment Management Company, Inc.

** Mary C. Carty served as Secretary from November 19, 2010 through June 29, 2018.

169

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information

Investment Adviser	Custodian
Foresters Investment Management	The Bank of New York Mellon
Company, Inc.	240 Greenwich Street
40 Wall Street	New York, NY 10286
New York, NY 10005

Subadviser	Transfer Agent
(Covered Call Strategy Fund)	Foresters Investor Services, Inc.
Ziegler Capital Management, LLC	Raritan Plaza I – 8th Floor
70 W. Madison Street	Edison, NJ 08837-3620
Chicago, IL 60602

Subadviser	Independent Registered
(Balanced Income Fund, Fund For Income,	Public Accounting Firm
Investment Grade Fund, Limited Duration	Tait, Weller & Baker LLP
Bond Fund and Total Return Fund)	1818 Market Street
Muzinich & Co., Inc.	Philadelphia, PA 19103
450 Park Avenue
New York, NY 10022	Legal Counsel
K&L Gates LLP
Subadviser	1601 K Street, N.W.
(International Fund)	Washington, D.C. 20006
Vontobel Asset Management, Inc.
1540 Broadway
New York, NY 10036

Subadviser
(Select Growth Fund)
Smith Asset Management Group, L.P.
100 Crescent Court
Dallas, TX 75201

170

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

171

NOTES

172

NOTES

173

NOTES

174

NOTES

175

Foresters
Financial

Foresters Financial
40 Wall Street
New York, NY 10005

Save Paper
Sign up for e-delivery
foresters.com

LIFESAR

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 24, 2018